UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza Baltimore, MD	21201
(Address of principal executive offices)	(Zip code)

Jennifer E. Spratley

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-551-2145

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Mercantile Funds, Inc.

Prime Money Market Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—7.8%
Federal Home Loan Bank—6.7%
Floating Rate Notes, 4.93%, 2/28/08 (a)	$9,500	$9,500,000
Notes
5.25%, 11/1/07(b)	10,000	10,000,000
5.27%, 11/21/07(b)	9,500	9,499,937
5.25%, 2/5/08(b)	10,000	10,000,000
5.30%, 3/5/08	8,000	8,000,000
5.30%, 5/29/08	10,000	10,000,000

		56,999,937

Freddie Mac—1.1%
Notes, 5.30%, 2/6/08	10,000	10,000,000

		10,000,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $66,999,937)		66,999,937

CERTIFICATES OF DEPOSIT—23.3%
Canadian Imperial Bank of Commerce, 5.55%, 9/10/07	20,000	20,000,000
Chase Manhattan, 5.28%, 10/3/07	17,000	17,000,000
Deutsche Bank Finance, 5.39%, 10/16/07	9,200	9,200,000
Deutsche Bank, New York, 5.30%, 5/16/08	10,000	10,000,000
Royal Bank of Scotland
5.29%, 9/20/07	15,000	15,000,000
5.27% , 7/3/08(a)(b)	10,000	9,997,524
Societe General, 5.23%, 11/9/07	18,000	17,819,737
Societe Generale, 5.30%, 10/29/07	20,000	20,000,000
Toronto Dominion, 5.30%, 10/12/07	23,000	23,000,000
UBS AG, 5.30%, 9/24/07	32,000	32,000,000
Wells Fargo & Co., 5.35%, 9/28/07	25,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $199,017,261)		199,017,261

COMMERCIAL PAPER—43.7%
Asset Backed Securities—19.8%
Abington Square Funding, 6.50%, 9/11/07 (c)	12,000	11,978,333
Amsterdam Funding Corp, 5.32%, 9/6/07 (c)	21,000	20,984,483
Fairway Finance, 5.30%, 9/14/07 (c)	22,000	21,957,934
Kitty Hawk Funding Corp., 6.02%, 9/4/07 (c)	14,000	13,992,977
Old Line Funding, 5.26%, 9/14/07 (c)	19,500	19,462,961
Park Avenue Receivables, 6.08%, 9/18/07 (c)	10,000	9,971,289
Stratford Receivables, 5.40%, 9/5/07 (c)	23,500	23,485,900
Thames Asset Global, 6.05%, 9/4/07 (c)	8,096	8,091,918
Three Pillars Funding, 6.10%, 9/4/07 (c)	20,000	19,991,167
Windmill Funding Corp, 5.33%, 9/11/07 (c)	19,000	18,971,870

		168,888,832

Banking & Financial Services—14.4%
American Honda Finance, 5.22%, 9/13/07	22,000	21,961,610
Bank Of America Corp., 5.25%, 9/5/07	20,000	19,988,333
Bank Of America NA Corp., 5.36%, 10/12/07	10,000	9,938,956
Citigroup Funding, 5.23%, 9/7/07	28,000	27,975,593
JP Morgan, 5.23%, 9/6/07	22,200	22,183,874
Toyota Motor Credit Corp., 5.30%, 9/12/07	21,000	20,965,992

		123,014,358

Cosmetics/Personal Care—1.4%
Procter & Gamble, 5.22%, 9/19/07 (c)	12,000	11,968,680

		11,968,680

Foreign Banks—8.1%
Barclays US Funding LLC, 5.26%, 10/2/07	25,000	24,886,764
CBA (Delaware) Finance, 5.25%, 9/12/07	23,500	23,462,338
HBOS Treasury Services, 5.25%, 10/5/07	21,000	20,895,875

		69,244,977

TOTAL COMMERCIAL PAPER (Cost $373,116,847)		373,116,847

CORPORATE BONDS—1.7%
Toyota Motor Credit Corp., 5.33%, 10/15/07 (a)	5,000	5,000,225
UBS AG, 5.56%, 6/16/08 (a)	10,000	10,000,000

TOTAL CORPORATE BONDS (Cost $15,000,225)		15,000,225

REPURCHASE AGREEMENTS—14.7%
Bank of America Securities, LLC (Agreement dated 08/31/07 to be repurchased at $23,441,542 collateralized by $20,650,000 (Value $23,860,079) U.S. Treasury Notes, 6.25%, due 8/15/23), 4.95%, 9/4/07	23,429	23,428,656

	Shares/ Par (000)	Value
REPURCHASE AGREEMENTS—Continued
Merrill Lynch Securities (Agreement dated 8/31/07 to be repurchased at $24,013,333 collateralized by $22,255,000 (Value $24,548,006) U.S. Treasury Inflated Index Notes, 2.38%, due 1/15/25) 5.00%, 9/4/07	$24,000	$24,000,000
Morgan Stanley Securities (Agreement dated 8/31/07 to be repurchased at $27,015,150 collateralized by $27,145,000 (Value $27,559,204) U.S. Treasury Notes, 4.38%, due 12/15/10) 5.05%, 9/4/07	27,000	27,000,000
UBS Securities (Agreement dated 8/31/07 to be repurchased at $24,013,333 collateralized $18,723,000 (Value $24,519,403) U.S. Treasury Notes, 8.13%, due 8/15/19) 5.00%, 9/4/07	24,000	24,000,000
Wachovia Securities (Agreement dated 8/31/07 to be repurchased at $27,015,270 collateralized by $26,531,000 (Value $27,603,535) U.S. Treasury Inflated Index Notes, 1.88%, 7/15/15) 5.09%, 9/4/07	27,000	27,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $125,428,656)		125,428,656

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—3.7%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	31,348	31,348,340

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $31,348,340)		31,348,340

MONEY MARKET FUNDS —8.9%
Goldman Sachs Financial Square Prime Obligations Fund	6,173,598	6,173,598
JP Morgan Prime Money Market Fund	93,979	93,979
Merrill Lynch Premier Institutional Fund	34,419,491	34,419,491
Morgan Stanley Liquidity Prime Fund	35,087,887	35,087,887

TOTAL MONEY MARKET FUNDS (Cost $75,774,955)		75,774,955

TOTAL INVESTMENT IN SECURITIES — 103.8% (Cost $886,686,221) (d)		886,686,221
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(32,528,529)

NET ASSETS — 100.0%		$854,157,692

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2007.

(b)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, or otherwise restricted as to resale. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Directors, has deemed these securities to be liquid.

(d)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Government Money Market Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—61.7%
Fannie Mae— 18.7%
Discount Notes
5.14%, 9/5/07	$7,000	$6,996,002
5.14%, 9/12/07	5,000	4,992,147
5.17%, 9/13/07	8,000	7,986,213
5.16%, 9/18/07	8,000	7,980,507
5.13%, 9/19/07	8,000	7,979,465
5.13%, 9/26/07	1,600	1,594,300
4.87%, 10/3/07	5,800	5,774,893
4.72%, 10/4/07	5,000	4,978,390
4.87%, 10/10/07	5,728	5,697,780
5.12%, 10/15/07	5,000	4,968,711
5.12%, 10/19/07	1,225	1,216,637
5.01%, 10/26/07(a)	5,000	4,961,729
4.75%, 10/31/07	3,996	3,964,365
Notes
5.00%, 9/14/07(a)	6,500	6,499,331
5.25%, 10/30/07(a)	5,000	4,999,536
3.65%, 11/30/07	3,000	2,988,101
5.25%, 12/3/07(a)	5,000	4,999,023
5.30%, 1/8/08	3,500	3,500,000

		92,077,130

Federal Farm Credit Bank—6.4%
Discount Notes
5.13%, 9/13/07	5,650	5,640,339
5.11%, 9/20/07	8,000	7,978,424
4.87%, 10/17/07	4,135	4,109,639
4.65%, 10/25/07	6,000	5,958,150
Floating Rate Notes, 5.37%, 4/23/09 (b)	5,000	5,000,000
Notes, 5.25%, 6/18/08	2,500	2,498,501

		31,185,053

Federal Home Loan Bank—17.2%
Discount Notes
5.13%, 9/4/07	7,000	6,997,007
5.09%, 9/17/07	5,000	4,988,689
Floating Rate Notes(b)
4.95% , 1/24/08	2,500	2,500,000
4.93% , 2/28/08	5,000	5,000,000
4.93% , 3/14/08	4,000	4,000,000
5.46% , 3/14/08	5,000	4,999,600
5.20% , 3/20/08	5,000	4,999,038
5.20% , 4/1/08	2,650	2,649,581
Notes
5.25%, 11/1/07	5,000	5,000,000
5.25%, 11/1/07	4,500	4,500,000
5.26%, 11/8/07	4,000	4,000,000
5.27%, 11/21/07(a)	5,000	4,999,967
5.25%, 1/18/08	6,000	6,000,000
5.25%, 2/5/08(a)	2,250	2,250,000
5.25%, 2/13/08	4,000	4,000,000
5.26%, 2/27/08	3,500	3,500,000
5.30%, 3/5/08	4,000	4,000,000
5.27%, 5/21/08	2,500	2,499,458
5.30%, 5/29/08	5,000	5,000,000
5.30%, 7/2/08	2,500	2,500,000

		84,383,340

Freddie Mac—19.4%
Discount Notes
5.15%, 9/5/07	8,000	7,995,422
5.21%, 9/7/07	8,300	8,292,900
5.15%, 9/10/07	6,100	6,092,146
5.15%, 9/17/07	4,650	4,639,444
5.13%, 9/21/07	1,820	1,814,813
5.14%, 9/24/07	4,600	4,584,894
5.02%, 9/26/07	6,000	5,979,083
4.87%, 9/27/07	5,000	4,982,667
5.15%, 9/28/07	8,000	7,969,040
4.75%, 10/5/07	7,050	7,018,373
4.65%, 10/16/07	5,000	4,970,937
5.12%, 10/22/07	1,750	1,737,307
4.75%, 10/29/07	4,170	4,138,088
5.11%, 12/10/07(a)	5,000	4,929,028
4.91%, 2/19/08	4,000	3,908,040
Floating Rate Notes(b)
5.22% , 9/17/07	2,000	1,999,982
5.36% , 3/26/08	4,500	4,499,377
Notes
5.14%, 12/14/07	2,250	2,250,000
5.30%, 2/6/08	2,000	2,000,000
3.15%, 6/4/08	5,650	5,567,976

		95,369,517

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $303,015,040)		303,015,040

REPURCHASE AGREEMENTS—31.8%
Bank of America Securities, LLC (Agreement dated 8/31/07 to be repurchased at $30,374,911 collateralized by $30,735,00 (Value $30,922,448) U.S. Treasury Notes, 3.88%, due 5/15/09), 4.95%, 9/4/07	30,358	30,358,214
Merrill Lynch Securities (Agreement dated 8/31/07 to be repurchased at $31,017,222 collateralized by $28,551,000 (Value $31,693,162) U.S. Treasury Inflated Index Notes, 2.00%, due 6/15/14), 5.00%, 9/4/07	31,000	31,000,000
Morgan Stanley Securities (Agreement dated 8/31/07 to be repurchased at $32,017,955 collateralized by $32,415,000 (Value $32,638,349) U.S. Treasury Notes, 3.00%, due 11/15/07), 5.05%, 9/4/07	32,000	32,000,000

	Shares/ Par (000)	Value
REPURCHASE AGREEMENTS—Continued
UBS Securities (Agreement dated 8/31/07 to be repurchased at $30,016,667 collateralized $23,404,000 (Value $30,649,581) U.S. Treasury Notes, 8.13%, due 8/15/19, 5.00%, 9/4/07	$30,000	$30,000,000
Wachovia Securities (Agreement dated 8/31/07 to be repurchased at $33,018,663 collateralized by $32,426,000 (Value $33,737,654) U.S. Treasury Notes, 1.88%, 7/15/15), 5.09%, 9/4/07	33,000	33,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $156,358,214)		156,358,214

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—7.1%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	34,693	34,692,771

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $34,692,771)		34,692,771

MONEY MARKET FUNDS—6.7%
Goldman Sachs Financial Square Government Fund	21,619,159	21,619,159
JP Morgan U.S. Government Money Market Fund	10,910,688	10,910,688
Merrill Lynch Government Money Market Fund	516,831	516,831

TOTAL MONEY MARKET FUNDS (Cost $33,046,678)		33,046,678

TOTAL INVESTMENT IN SECURITIES — 107.3% (Cost $527,112,703) (c)		527,112,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(35,756,673)

NET ASSETS — 100.0%		$491,356,030

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(b)	Variable or floating rate security. Rate disclosed is as of August 31, 2007.

(c)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Tax-Exempt Money Market Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—101.5%
Alaska— 2.6%
Valdez Alaska Marine Terminal, VRDB, 3.94%, 7/1/37 (a)	$3,100	$3,100,000
Valdez Alaska Marine Terminal, RB, VRDB, BP Pipelines, Inc. Project, 3.94%, 6/1/37 (a)	3,200	3,200,000

		6,300,000

Arizona—2.9%
Salt River Agriculture & Power Agency, 3.66%, 12/10/07	7,000	7,000,000

Colorado—2.8%
Colorado Educational & Cultural Facilities Authority, VRDB LOC: JP Morgan Chase, 3.96%, 7/1/36 (a)	6,800	6,800,000

Connecticut—1.0%
Connecticut State, GO, VRDB, SPA: Landesbank Hessen-Thuringen Girozentrale, 4.05%, 2/15/21 (a)	2,500	2,500,000

District of Columbia—3.0%
District of Columbia, RB, VRDB, George Washington University, INS: MBIA, SPA: Bank of America, 3.93%, 9/15/29 (a)	7,200	7,200,000

Florida—5.4%
Jacksonville Electric Authority, 3.72%, 10/9/07	4,000	4,000,000
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 4.05%, 7/1/37 (a)	9,180	9,180,000

		13,180,000

Illinois—0.4%
Cook County Community Construction, GO, VRDB, Schaumburg Township, SPA: Heleba, 3.96%, 11/1/31 (a)	1,000	1,000,000

Kansas—0.8%
Salina, Kansas, 4.50%, 8/1/08	1,980	1,993,145

Kentucky—1.5%
Berea Kentucky Educational Facilities, VRDB, 3.99%, 6/1/29 (a)	3,635	3,635,000

Maryland—4.7%
City of Baltimore IDA, RB, VRDB, Capital Acquisition, LOC: Bayerische Landesbank, 3.95%, 8/1/16 (a)	2,000	2,000,000
Maryland Health And Higher Education, 3.72%, 11/8/07	6,000	6,000,000
University Systems of Maryland, COP, VRDB, College Park Business School, LOC: Bank of America, 4.00%, 6/1/15 (a)	3,400	3,400,000

		11,400,000

Massachusetts—3.3%
Massachusetts State Water Resources Authority, RB, VRDB, LIQ: Landesbank Hessen-Thuringen, 4.03%, 8/1/20 (a)	6,000	6,000,000
Massachusetts State, GO, VRDB, SPA: State Street Bank and Trust, 4.05%, 1/1/21 (a)	2,000	2,000,000

		8,000,000

Michigan—2.7%
University of Michigan, RB, VRDB, Medical Service Plan, 3.99%, 12/1/21 (a)	3,400	3,400,000
University of Michigan, RB, VRDB, University Hospital, 3.92%, 12/1/27 (a)	3,000	3,000,000

		6,400,000

Minnesota—2.2%
Rochester Health Facilities
3.75%, 10/11/07	3,000	3,000,000
3.75%, 10/11/07	2,400	2,400,000

		5,400,000

Missouri—1.8%
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia, 4.05%, 6/1/22 (a)	3,260	3,260,000
Missouri State Health & Educational Facilities, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust(a)
3.93% , 9/1/09	350	350,000
3.93% , 9/1/10	840	840,000

		4,450,000

Nevada—1.2%
Las Vegas Water Authority, 3.70%, 9/7/07	3,000	3,000,000

New Hampshire—1.3%
New Hampshire Health & Higher Education Facilities Authority, Dartmouth College, VRDB SPA: JP Morgan Chase, 4.05%, 6/1/41 (a)	3,175	3,175,000

New York—1.7%
New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA: Bank of New York, 3.99%, 11/1/22 (a)	1,400	1,400,000
New York City Water Finance Authority, Water & Sewer System, VRDB SPA: Bank of Nova Scotia, 3.90%, 6/15/38 (a)	2,800	2,800,000

		4,200,000

North Carolina—6.4%
Greensboro North Carolina, 4.25%, 2/1/08	4,300	4,307,221
North Carolina Educational Facilities, Financial Agency Revenue, RB, VRDB, Duke University Project, 3.87%, 6/1/27 (a)	6,420	6,420,000
University of North Carolina, RB, VRDB, 4.05%, 12/1/25 (a)	3,600	3,600,000

	Par (000)	Value
MUNICIPAL BONDS—Continued
North Carolina—Continued
Winston Salem Community Treatment Facilities Partnership, COP, VRDB, SPA: Dexia Credit Local, 3.93%, 8/1/09 (a)	$1,200	$1,200,000

		15,527,221

Ohio—6.6%
Franklin County Ohio, 4.00%, VRDB, FSA, 12/1/30 (a)	6,000	6,000,000
Ohio State Higher Educational Facilities Authority, 4.00%, 10/1/31 (a)	1,000	1,000,000
State Air Quality Development Authority, RB, VRDB, LOC: Wachovia Bank, 4.00%, 6/1/23 (a)	6,730	6,730,000
The Ohio State University, 3.75%, 11/6/07	2,285	2,285,000

		16,015,000

Oregon—1.5%
Oregon State, GO, VRDB, SPA: Morgan Guaranty Trust, 3.90%, 12/1/16 (a)	3,600	3,600,000

Pennsylvania—4.6%
Delaware County IDA, RB, VRDB, General Electric(a)
3.87%, 12/1/31	2,835	2,835,000
3.87%, 12/1/31	2,200	2,200,000
Delaware County Pennsylvania IDA, VRDB, LOC Wachovia Bank, 4.05%, 4/1/21 (a)	800	800,000
Pennsylvania State Turnpike Revenue, RB, VRDB, SPA: Westdeutsche Landesbank, Bayerische Landesbank, Gironzentrale, Landesbank Baden, Wurtemburg, 4.00%, 6/1/27 (a)	3,285	3,285,000
Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank, 3.94%, 3/1/32 (a)	2,000	2,000,000

		11,120,000

South Carolina—4.2%
Berkeley County Pollution Control Facilities, RB, VRDB, Amoco Chemical Company Project, 3.94%, 7/1/12 (a)	4,700	4,700,000
South Carolina Public Services, 3.65%, 11/5/07	5,470	5,470,000

		10,170,000

Texas—16.3%
Austin Utility Systems, 3.72%, 11/6/07	3,000	3,000,000
Gulf Coast Waste Disposal Authority, Texas Pollution, 3.99%, 10/1/17 (a)	4,565	4,565,000
Harris County Texas, 3.78%, 9/21/07	6,000	6,000,000
North Texas Tollway Authority, 3.76%, 11/7/07	5,000	5,000,000
Red River Educational Finance Corp., RB, VRDB, Texas Christian University Project, 4.05%, 3/1/30 (a)	3,100	3,100,000
San Antonio Gas & Electric, RB, LIQ: Bank of America / State Street Bank, 3.72%, 9/12/07	6,200	6,200,000
Texas Public Finance Authority, 3.68%, 12/13/07	6,500	6,500,000
Texas State Tax & Revenue Anticipation Notes, 4.50%, 8/28/08	5,000	5,036,900

		39,401,900

Utah—6.1%
Intermountain Power Agency
3.73%, 10/10/07	6,000	6,000,000
3.72%, 12/5/07	2,000	2,000,000
Intermountain Power Agency, RB, INS: AMBAC, SPA: Landesbank Hessen-Thuringen, 3.55%, 7/1/18 (a)	2,000	2,000,000
Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco, 3.94%, 2/1/08 (a)	4,800	4,800,000

		14,800,000

Virginia—14.4%
Fairfax County Virginia, GO, 5.00%, 10/1/07	5,000	5,005,351
IDA of Hampton, RB, Sentara Health System, LIQ: Wachovia Bank, 3.72%, 9/13/07	3,000	3,000,000
Loudoun County Industrial Development Authority, RB, VRDB, Howard Hughes Medical Institute(a)
4.03%, 2/15/38	5,300	5,300,000
4.05%, 2/15/38	4,155	4,155,000
Peninsula Port Authority, 3.72%, 11/7/07	4,005	4,005,000
University Of Virginia, 3.66%, 10/5/07	4,000	4,000,000
Virginia State Housing Develpoment Authority, 4.30%, 1/1/08	2,000	2,003,373

	Shares/ Par (000)	Value
MUNICIPAL BONDS—Continued
Virginia—Continued
Virginia State, Public Building Authority, RB, VRDB, SPA: Dexia Credit Local, 3.92%, 8/1/25 (a)	$7,300	$7,300,000

		34,768,724

Washington—2.1%
King County Sewer, 3.72%, 10/17/07	5,000	5,000,000

TOTAL MUNICIPAL BONDS (Cost $246,035,990)		246,035,990

MONEY MARKET FUND —0.4%
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,046,270	1,046,270

TOTAL INVESTMENT IN SECURITIES — 101.9% (Cost $247,082,260) (b)		247,082,260
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(4,691,592)

NET ASSETS — 100.0%		$242,390,668

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2007.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Growth & Income Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—99.1%
Consumer Discretionary—12.4%
Best Buy Co., Inc. (a)	131,970	$5,800,082
Coldwater Creek, Inc. (b)	225,710	2,807,832
E.W. Scripps Co. (a)	124,070	5,099,277
Home Depot, Inc.	202,510	7,758,158
Kohl’s Corp. (b)	73,630	4,366,259
News Corp., CL A	140,730	2,846,968
Panera Bread Co., CL A (a)(b)	117,200	5,126,328
Starbucks Corp. (b)	124,300	3,424,465
Target Corp. (a)	30,170	1,989,108
Time Warner Cable (b)	92,710	3,402,457
Time Warner, Inc.	219,170	4,159,847
Urban Outfitters, Inc. (a)(b)	264,190	6,049,951

		52,830,732

Consumer Staples—8.7%
Pepsico, Inc.	84,810	5,769,624
Procter & Gamble Co.	157,460	10,283,713
Unilever PLC- Sponsored ADR	191,800	6,037,864
Walgreen Co. (a)	197,490	8,900,874
Whole Foods Market, Inc. (a)	133,360	5,902,514

		36,894,589

Energy—8.3%
BP PLC – ADR (a)	66,630	4,488,197
ConocoPhillips	71,960	5,892,804
Exxon Mobil Corp.	133,132	11,413,406
Halliburton Co. (a)	153,670	5,315,445
Nabors Industries Ltd. (a)(b)	219,590	6,497,668
Peabody Energy Corp. (a)	37,550	1,596,251

		35,203,771

Financial Services—18.1%
AFLAC, Inc. (a)	104,090	5,549,038
American International Group, Inc. (a)	163,440	10,787,040
Capital One Financial Corp. (a)	81,430	5,265,264
Citigroup, Inc.	275,730	12,926,222
Countrywide Financial Corp. (a)	400,839	7,956,654
Fidelity National Financial, Inc., CL A	186,530	3,392,981
Franklin Resources, Inc.	34,980	4,609,315
The First Marblehead Corp. (a)	201,410	6,745,221
Wachovia Corp. (a)	364,520	17,854,189
Willis Group Holdings Ltd.	50,100	1,948,890

		77,034,814

Health Care—14.3%
Amgen, Inc. (a)(b)	123,845	6,205,873
Boston Scientific Corp. (a)(b)	918,880	11,789,230
Cephalon, Inc. (a)(b)	42,180	3,165,609
Coventry Health Care, Inc. (b)	33,260	1,908,126
Genzyme Corp. (a)(b)	172,526	10,767,348
Novartis AG – ADR	116,770	6,147,941
Omnicare, Inc. (a)	224,530	7,326,414
Pfizer, Inc.	340,850	8,466,714
Pharmaceutical Product Development, Inc. (a)	86,910	3,044,457
Varian Medical Systems, Inc. (b)	51,810	2,092,606

		60,914,318

Industrials—13.0%
Danaher Corp. (a)	78,100	6,065,246
Dover Corp.	202,470	10,002,018
Eaton Corp.	21,320	2,008,770
FedEx Corp.	69,240	7,594,243
General Electric Co.	239,750	9,319,083
Goodrich Corp.	57,260	3,616,542
Graco, Inc.	109,820	4,437,826
Masco Corp. (a)	127,520	3,318,070
Pentair, Inc. (a)	65,970	2,449,466
United Technologies	86,580	6,461,466

		55,272,730

Information Technology—22.5%
Accenture Ltd.	50,710	2,089,759
Apple, Inc. (a)(b)	13,100	1,814,088
Cisco Systems (b)	344,650	11,001,228
Ebay, Inc. (a)(b)	110,290	3,760,889
EMC Corp. (b)	341,520	6,714,283
Intel Corp.	206,195	5,309,521
Jabil Circuit, Inc.	406,340	9,020,748
Maxim Integrated Products	192,400	5,773,924
Microchip Technology, Inc. (a)	151,190	5,823,839
Microsoft	451,770	12,979,352
Motorola, Inc.	188,310	3,191,855
Oracle Corp. (b)	202,300	4,102,644
QLogic Corp. (b)	424,940	5,651,702
QUALCOMM, Inc.	81,460	3,249,439
Symantec Corp. (a)(b)	252,360	4,746,892
Texas Instruments, Inc.	179,390	6,142,314
YAHOO!, Inc. (a)(b)	180,950	4,112,993

		95,485,470

Telecommunications—1.8%
AT&T, Inc.	90,720	3,617,006

	Shares/ Par (000)	Value
COMMON STOCKS—Continued
Telecommunications—Continued
Sprint Nextel Corp.	212,918	$4,028,409

		7,645,415

TOTAL COMMON STOCKS (Cost $378,085,751)		421,281,839

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—33.5%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	$142,457	142,457,395

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $142,457,395)		142,457,395

REPURCHASE AGREEMENT—0.1%
Morgan Stanley Securities (Agreement dated 8/31/07 to be repurchased at $519,291 collateralized by $445,000 (Value $529,946) U.S. Treasury Notes, 11.75%, due 11/15/14), 5.05%, 9/4/07	519	519,000

TOTAL REPURCHASE AGREEMENT (Cost $519,000)		519,000

TOTAL INVESTMENT IN SECURITIES — 132.7% (Cost $521,062,146) (c)		564,258,234
LIABILITIES IN EXCESS OF OTHER ASSETS — (32.7)%		(139,169,399)

NET ASSETS — 100.0%		$425,088,835

(a)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(b)	Non-income producing security.

(c)	Aggregate cost for Federal income tax purposes is $522,665,570. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$57,566,818
Excess of tax cost over value	$(15,974,154)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Equity Income Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—99.1%
Consumer Discretionary—9.2%
Circuit City Stores, Inc. (b)	130,480	$1,419,622
E.W. Scripps Co. (b)	32,900	1,352,190
Furniture Brands International, Inc. (b)	63,760	725,589
Home Depot, Inc.	64,070	2,454,522
Kohl’s Corp. (a)	7,890	467,877
Lowe’s Companies, Inc. (b)	38,140	1,184,628
Time Warner, Inc.	48,130	913,507

		8,517,935

Consumer Staples—6.3%
Brinker International, Inc.	31,950	921,438
Del Monte Foods Co.	39,690	418,333
Procter & Gamble Co.	16,620	1,085,452
Unilever PLC- Sponsored ADR	20,460	644,081
Wal-Mart Stores, Inc.	64,324	2,806,456

		5,875,760

Energy—10.8%
BJ Services Co.	44,956	1,115,358
BP PLC - ADR (b)	40,280	2,713,261
ConocoPhillips	16,910	1,384,760
Exxon Mobil Corp.	21,580	1,850,054
Nabors Industries Ltd. (a)(b)	54,910	1,624,787
Patterson-UTI Energy, Inc.	63,130	1,355,401

		10,043,621

Financial Services—24.3%
American International Group, Inc.	45,330	2,991,780
Bank of America Corp.	58,820	2,980,998
Capital One Financial Corp. (b)	24,290	1,570,591
Chubb Corp.	8,540	436,650
Citigroup, Inc.	79,150	3,710,552
Countrywide Financial Corp. (b)	107,971	2,143,224
Fidelity National Financial, Inc., CL A	38,050	692,130
The First Marblehead Corp. (b)	63,290	2,119,582
Wachovia Corp.	90,821	4,448,413
Washington Mutual, Inc. (b)	40,690	1,494,137

		22,588,057

Health Care—14.0%
Amgen, Inc. (a)	36,160	1,811,977
Boston Scientific Corp. (a)(b)	175,010	2,245,378
Cephalon, Inc. (a)(b)	5,420	406,771
Coventry Health Care, Inc. (a)	7,910	453,797
Eli Lilly and Co.	7,620	437,007
Health Management Associates, Inc. (b)	116,270	791,799
Johnson & Johnson	10,810	667,950
Omnicare, Inc. (b)	59,595	1,944,585
Pfizer, Inc.	157,820	3,920,249
Wyeth Co.	7,780	360,214

		13,039,727

Industrials—11.5%
Alaska Air Group, Inc. (a)	18,140	450,235
Avery Dennison Corp.	11,660	697,151
Dover Corp.	51,390	2,538,666
FedEx Corp.	8,720	956,410
General Electric Co.	79,710	3,098,328
Goodrich Corp.	5,600	353,696
Masco Corp. (b)	55,410	1,441,768
Pentair, Inc. (b)	21,460	796,810
Tyco International Ltd.	8,745	386,179

		10,719,243

Information Technology—17.0%
Cisco Systems (a)	20,040	639,677
Comverse Technology, Inc. (a)(b)	30,561	511,897
Dell Computer Corp. (a)	16,880	476,860
EMC Corp. (a)	21,400	420,724
Flextronics International Ltd. (a)(b)	139,068	1,583,985
Intel Corp.	70,480	1,814,860
Jabil Circuit, Inc.	125,500	2,786,100
Maxim Integrated Products	38,150	1,144,881
Microsoft	61,690	1,772,354
Motorola, Inc.	80,510	1,364,644
QLogic Corp. (a)	76,340	1,015,322
Sandisk Corp. (a)(b)	5,220	292,633
Symantec Corp. (a)(b)	59,790	1,124,650
Texas Instruments, Inc.	26,100	893,664

		15,842,251

Materials & Processing—1.0%
Alcoa, Inc.	11,700	427,401
Dow Chemical Co.	12,950	552,058

		979,459

Telecommunications—4.2%
AT&T, Inc.	27,070	1,079,281
Sprint Nextel Corp.	59,220	1,120,443
Verizon Communications (b)	23,980	1,004,282

	Shares/ Par (000)	Value
COMMON STOCKS—Continued
Telecommunications—Continued
Vodafone Group ADR (b)	22,831	$739,724

		3,943,730

Utilities—0.8%
PNM Resources, Inc. (b)	31,770	734,522

TOTAL COMMON STOCKS (Cost $85,830,115)		92,284,305

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING—23.6%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	$21,995,815	21,995,815

REPURCHASE AGREEMENT—0.5%
Bank of America Securities, LLC (Agreement dated 08/31/07 to be repurchased at $452,249 collateralized by $455,000 (Value $467,717) U.S. Treasury Notes, 4.50%, due 11/15/10), 4.95%, 9/4/07	452	452,000

TOTAL REPURCHASE AGREEMENT (Cost $452,000)		452,000

TOTAL INVESTMENT IN SECURITIES — 123.2% (Cost $108,277,930) (c)		114,732,120
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.2)%		(21,606,714)

NET ASSETS — 100.0%		$93,125,406

(a)	Non-income producing security.

(b)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(c)	Aggregate cost for Federal income tax purposes is $108,737,208. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$11,735,318
Excess of tax cost over value	$(5,740,406)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Equity Growth Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—99.0%
Consumer Discretionary—17.3%
Best Buy Co., Inc. (a)	15,840	$696,168
Coldwater Creek, Inc. (b)	27,110	337,248
Comcast Corp., CL A (a)(b)	31,775	829,010
Gildan Activewear, Inc. (b)	20,550	666,026
Kohl’s Corp. (b)	13,230	784,539
Lowe’s Companies, Inc. (a)	37,980	1,179,659
News Corp., CL A	43,510	880,207
Panera Bread Co., CL A (a)(b)	20,470	895,358
Starbucks Corp. (a)(b)	33,490	922,649
Target Corp. (a)	3,890	256,468
Time Warner Cable (b)	18,030	661,701
Urban Outfitters, Inc. (a)(b)	31,970	732,113

		8,841,146

Consumer Staples—7.8%
Hansen Natural Corp. (b)	6,410	287,873
Pepsico, Inc.	10,070	685,062
Procter & Gamble Co.	18,460	1,205,623
Walgreen Co. (a)	22,120	996,948
Whole Foods Market, Inc. (a)	18,260	808,188

		3,983,694

Energy—4.1%
Halliburton Co. (a)	27,300	944,307
Nabors Industries Ltd. (a)(b)	22,320	660,449
Peabody Energy Corp. (a)	12,090	513,946

		2,118,702

Financial Services—7.3%
AFLAC, Inc.	11,940	636,521
American Express Co.	8,630	505,891
American International Group, Inc.	9,690	639,540
Charles Schwab Corp.	25,870	512,226
Franklin Resources, Inc.	4,920	648,308
The First Marblehead Corp. (a)	23,700	793,713

		3,736,199

Health Care—13.6%
Boston Scientific Corp. (a)(b)	72,880	935,050
Cephalon, Inc. (a)(b)	6,450	484,073
Cytyc Corp. (b)	17,580	751,369
Genzyme Corp. (b)	23,900	1,491,599
Medicis Pharmeceutical, CL A (a)	9,330	284,938
Medtronic, Inc.	6,740	356,142
Novartis AG - ADR	17,500	921,375
Omnicare, Inc. (a)	18,060	589,298
Pharmaceutical Product Development, Inc. (a)	17,880	626,336
Varian Medical Systems, Inc. (b)	12,070	487,507

		6,927,687

Industrials—13.7%
Danaher Corp. (a)	13,640	1,059,282
Dover Corp.	21,840	1,078,896
FedEx Corp.	11,530	1,264,610
General Electric Co.	16,070	624,641
Graco, Inc.	17,780	718,490
Rockwell Collins, Inc.	13,910	957,982
United Technologies	9,230	688,835
Uti Worldwide, Inc.	26,500	589,625

		6,982,361

Information Technology—33.4%
Accenture Ltd.	18,650	768,566
Adobe Systems, Inc. (b)	17,910	765,652
Akamai Technologies (a)(b)	7,680	247,450
Apple, Inc. (b)	5,100	706,248
Broadcom Corp., CL A (b)	20,750	715,875
Cisco Systems (b)	63,840	2,037,773
Citrix Systems, Inc. (b)	20,540	746,629
Comverse Technology, Inc. (a)(b)	30,980	518,915
Ebay, Inc. (b)	20,160	687,456
EMC Corp. (b)	43,600	857,176
Intel Corp.	26,010	669,758
Jabil Circuit, Inc.	32,310	717,282
Maxim Integrated Products	23,110	693,531
Microsoft	88,750	2,549,787
Oracle Corp. (b)	35,120	712,234
QLogic Corp. (b)	47,200	627,760
QUALCOMM, Inc.	21,730	866,810
Tessera Technologies, Inc. (b)	12,090	442,857
Texas Instruments, Inc.	27,320	935,437
YAHOO!, Inc. (a)(b)	35,210	800,323

		17,067,519
Materials—0.8%
Allegheny Technologies, Inc.	3,890	386,627

	Shares/ Par (000)	Value
COMMON STOCKS—Continued
Telecommunications— 1.0%
American Tower Corp., CL A (b)	12,560	$497,627

TOTAL COMMON STOCKS (Cost $44,986,747)		50,541,562

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—25.5%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	$13,020	13,020,033

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $13,020,033)		13,020,033

REPURCHASE AGREEMENT—1.0%
Bank of America, LLC (Agreement Dated 8/31/07 to be repurchased at $511,281 collateralized by $510,000 (Value $528,704) U.S. Treasury Notes, 4.50%, due 11/15/10), 4.95%, 9/4/07	511	511,000

TOTAL REPURCHASE AGREEMENT (Cost $511,000)		511,000

TOTAL INVESTMENT IN SECURITIES — 125.5% (Cost $58,517,780) (c)		64,072,595
LIABILITIES IN EXCESS OF OTHER ASSETS — (25.5)%		(13,026,948)

NET ASSETS — 100.0%		$51,045,647

(a)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(b)	Non-income producing security.

(c)	Aggregate cost for Federal income tax purposes is $58,626,920. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$7,138,197
Excess of tax cost over value	$(1,692,522)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Capital Opportunities Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—96.6%
Autos & Transportation—3.5%
Alexander & Baldwin, Inc.	25,600	$1,328,896
Kirby Corp. (a)	32,500	1,244,100
Knight Transportation (b)	75,550	1,389,364
Saia, Inc. (a)	15,100	283,729
Skywest, Inc.	28,500	716,205
Thor Industries, Inc.	16,100	708,239
Wabtec (b)	32,600	1,221,522
YRC Worldwide, Inc. (a)(b)	14,100	434,421

		7,326,476

Consumer Discretionary—20.5%
A.H. Belo Corp.	30,100	518,924
Advisory Board (a)	30,300	1,743,159
American Greetings Corp., CL A (b)	29,700	734,778
BJ’S Restaurant, Inc. (a)(b)	52,500	1,189,125
Borders Group, Inc. (b)	47,000	705,000
Brinks Co.	23,400	1,342,224
Brunswick Corp. (b)	26,800	674,020
Casella Waste Systems, CL A (a)(b)	33,300	371,961
Cato Corp.	47,150	1,040,600
CEC Entertainment, Inc. (a)	24,600	755,220
Chipotle Mexican Grill, CL A (a)(b)	33,400	3,473,266
Citi Trends, Inc. (a)(b)	29,000	630,460
Coach, Inc. (a)	47,200	2,101,816
Crocs, Inc. (a)(b)	31,700	1,871,568
Dollar Tree Stores, Inc. (a)	26,100	1,134,045
First Cash Financial Services, Inc. (a)	91,100	1,951,362
Hibbett Sporting Goods, Inc. (a)(b)	41,119	1,025,508
Insight Enterprises, Inc. (a)(b)	33,300	789,876
Life Time Fitness, Inc. (a)(b)	39,100	2,172,787
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	41,700	1,105,050
Meredith Corp.	17,600	983,840
Petsmart, Inc. (b)	24,600	853,620
Ross Stores, Inc.	34,400	957,352
Ruby Tuesday, Inc. (b)	54,500	1,207,175
Service Corp. International	110,100	1,345,422
Stage Stores, Inc. (b)	48,675	843,538
The Men’s Wearhouse, Inc.	22,200	1,125,096
Tuesday Morning Corp. (b)	33,800	356,590
Under Armour, Inc., CL A (a)(b)	35,700	2,320,857
United Stationers, Inc. (a)	17,900	1,056,458
Warnaco Group, Inc. (a)(b)	20,700	722,430
WMS Industries, Inc. (a)(b)	49,500	1,457,280
Wolverine World Wide	32,400	851,796
Zale Corp. (a)(b)	43,100	968,457
Zumiez, Inc. (a)(b)	44,400	2,154,732

		42,535,392

Consumer Staples—0.8%
Chattem, Inc. (a)(b)	900	55,539
Constellation Brands, Inc. (a)(b)	35,300	853,554
Del Monte Foods Co.	79,900	842,146

		1,751,239

Energy—6.2%
Arch Coal, Inc.	20,800	613,392
Cal Dive International, Inc. (a)(b)	106,900	1,495,531
Carbo Ceramics, Inc. (b)	28,300	1,324,440
Cytec Industries, Inc.	16,200	1,075,680
Grey Wolf, Inc. (a)(b)	96,400	640,096
Input/Output, Inc. (a)(b)	99,900	1,417,581
Newfield Exploration Co. (a)	24,000	1,043,760
PNM Resources, Inc.	35,650	824,228
W-H Energy Services, Inc. (a)	49,400	3,139,864
Whiting Petroleum Corp. (a)(b)	33,700	1,252,292

		12,826,864

Financial Services—15.7%
Amerisafe, Inc. (a)	43,100	708,995
Ashford Hospitality Trust	57,800	630,598
Bank of Hawaii Corp.	29,200	1,501,172
BankUnited Financial Corp. (b)	46,400	793,440
Boston Private Financial (b)	42,400	1,151,160
Brandywine Realty Trust (b)	45,422	1,170,979
CastlePoint Holdings Ltd. (b)	92,100	1,042,572
Colonial Bancgroup, Inc.	69,200	1,468,424
Delphi Financial Group	49,950	2,012,985
Education Realty Trust, Inc. (b)	29,000	396,430
Euronet Worldwide, Inc. (a)(b)	40,200	1,088,616
First Midwest Bancgroup, Inc.	22,100	757,809
Harleysville Group	23,800	767,788
Highwoods Properties, Inc.	26,600	949,354
Independent Bank Corp.	15,500	456,475
Infinity Property & Casualty Corp. (b)	20,200	837,492
Meadowbrook Insurance Group, Inc. (a)	57,700	509,491
NBT Bancorp, Inc. (b)	21,700	476,098
Platinum Underwriters	38,400	1,331,712
Portfolio Recovery Associates, Inc. (b)	33,000	1,694,880
Protective Life Corp.	23,500	982,300
Provident Bankshares	37,300	1,152,570
Selective Insurance Group, Inc.	54,300	1,145,730
Signature Bank (a)(b)	43,100	1,489,536
Stancorp Financial Group	23,400	1,102,140
Sterling Financial (b)	82,816	2,109,324
Taleo Corp. (a)	33,600	774,480
Triad Guaranty, Inc. (a)(b)	16,400	274,372
United Fire & Casualty	34,900	1,325,851
Washington Real Estate Investment Trust (b)	36,500	1,195,375
WR Berkley Corp.	44,700	1,336,083

		32,634,231

Health Care—10.2%
Acadia Pharmaceuticals, Inc. (a)(b)	38,900	559,771
Align Technology, Inc. (a)(b)	54,100	1,229,693
AMERIGROUP Corp. (a)	14,800	468,716
AMN Healthcare Services, Inc. (a)(b)	66,800	1,191,044
Angiotech Pharmaceuticals, Inc. (a)	65,600	385,728
Community Health Systems, Inc. (a)	25,400	882,142
Conceptus, Inc. (a)(b)	55,000	962,500
Home Diagnostics, Inc. (a)	71,100	698,202
Medarex, Inc. (a)(b)	88,000	1,509,200
Micrus Endovascular Corp. (a)	25,100	597,882
Nutri/System, Inc. (a)(b)	17,300	938,179
Owens & Minor, Inc.	32,300	1,288,770
PDL BioPharma, Inc. (a)	18,200	355,082
Pediatrix Medical Group, Inc. (a)	27,600	1,646,340
Penwest Pharmaceuticals Co. (a)(b)	129,100	1,594,385
Regeneron Pharmaceuticals, Inc. (a)(b)	46,500	904,890

	Shares	Value
COMMON STOCKS—Continued
Health Care—Continued
Steris Corp.	38,600	$1,083,502
United Therapeutics Corp. (a)(b)	38,600	2,643,714
Universal Health Services, Inc.	16,300	860,640
Wright Medical Group, Inc. (a)(b)	52,100	1,364,499

		21,164,879

Industrials—0.5%
Gardner Denver, Inc. (a)	26,800	1,069,588

Information Technology—19.1%
Acme Packet, Inc. (a)(b)	59,100	885,318
Acxiom Corp.	46,400	1,136,800
Aecom Technology Corp. (a)	52,600	1,413,362
Allot Communications (a)(b)	109,200	669,396
Aruba Networks, Inc. (a)(b)	70,200	1,268,514
Atheros Communications (a)	52,700	1,576,257
Bell Microproducts (a)(b)	55,900	383,474
Brocade Communications Systems, Inc. (a)	68,900	482,300
Checkpoint Systems, Inc. (a)	38,400	1,069,440
Cirrus Logic, Inc. (a)(b)	101,800	693,258
CommScope, Inc. (a)(b)	15,500	877,300
Compuware Corp. (a)(b)	127,400	1,033,214
Data Domain, Inc. (a)	5,300	148,612
Double-Take Software, Inc. (a)	96,800	1,672,704
Emulex Corp. (a)(b)	54,400	1,062,976
FMC Corp.	13,800	1,242,000
Informatica Corp. (a)(b)	112,800	1,574,688
Microsemi Corp. (a)(b)	87,900	2,229,144
NaviSite, Inc. (a)	196,300	1,554,696
NTELOS Holdings Corp.	18,800	503,464
Omniture, Inc. (a)(b)	63,100	1,565,511
Parametric Technology Corp. (a)	69,700	1,227,417
Powerwave Technologies, Inc. (a)(b)	264,700	1,813,195
Premiere Global Services, Inc. (a)	48,050	628,494
QAD, Inc.	35,100	285,714
ShoreTel, Inc. (a)	102,200	1,365,392
Shutterfly, Inc. (a)(b)	73,400	2,052,264
Sigma Designs, Inc. (a)	9,300	393,483
Sybase, Inc. (a)(b)	46,200	1,064,910
Sykes Enterprises, Inc. (a)(b)	52,900	872,321
Synchronoss Technologies, Inc. (a)(b)	43,900	1,525,086
Synopsys, Inc. (a)	44,800	1,223,936
Verifone Holdings, Inc. (a)(b)	45,300	1,674,288
Vishay Intertechnology, Inc. (a)	84,100	1,112,643
Vocus , Inc. (a)	51,600	1,290,000

		39,571,571

Materials & Processing—12.9%
Albemarle Corp.	31,800	1,286,946
Bowater, Inc. (b)	43,500	732,540
Ceradyne, Inc. (a)(b)	29,200	2,110,576
Crown Holdings, Inc. (a)	55,800	1,340,316
Dynamic Materials Corp.	63,500	2,729,865
Flow International Corp. (a)	124,300	1,020,503
Gilbraltar Industries, Inc. (b)	23,600	471,528
Griffon Corp. (a)(b)	17,000	266,220
Harsco Corp.	22,900	1,274,385
Haynes International, Inc. (a)	26,800	2,238,604
Hercules Offshore, Inc. (a)(b)	33,116	842,471
Hercules, Inc. (a)	25,000	520,500
Hexcel Corp. (a)	59,300	1,292,147
Insteel Industries, Inc.	27,600	521,640
M.D.C. Holdings, Inc. (b)	18,300	814,167
Martek Biosciences Corp. (a)	13,900	375,578
Mueller Industries, Inc.	22,500	779,400
Quanex Corp. (b)	26,300	1,139,053
Texas Industries	11,000	810,920
The Timken Co.	24,800	881,888
Valspar Corp.	30,900	833,373
Volcom, Inc. (a)(b)	41,100	1,604,133
Walter Industries, Inc.	26,300	664,864
Williams Scotsman International, Inc. (a)(b)	79,300	2,165,683

		26,717,300

Producer Durables—5.5%
Actuant Corp., CL A	23,300	1,421,067
Clean Harbors, Inc. (a)(b)	39,600	1,868,724
Entegris, Inc. (a)(b)	64,400	607,936
Lincoln Electric Holdings, Inc.	35,400	2,546,676
Mueller Water Products, Inc.	24,804	271,604
Polycom, Inc. (a)(b)	49,100	1,488,221
Technitrol, Inc.	36,300	998,250
TriMas Corp. (a)	10,300	126,278
Varian Semiconductor Equipment (a)(b)	36,900	2,052,747

		11,381,503

Utilities—1.7%
Black Hills Corp.	15,900	654,921
El Paso Electric Co. (a)(b)	39,800	888,336
Fairpoint Communications, Inc.	24,500	409,885
Otter Tail Corp. (b)	18,200	664,300
Southwest Gas Corp.	28,400	823,884

		3,441,326

TOTAL COMMON STOCKS (Cost $155,426,691)		200,420,369

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—38.6%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	$80,074	80,073,715

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $80,073,715)		80,073,715

U.S. GOVERNMENT AGENCY SECURITIES—3.9%
Fannie Mae— 1.7%
Discount Notes
4.34%, 9/4/07	2,310	2,308,901

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—Continued
5.05%, 9/6/07	$1,230	$1,228,980

		3,537,881

Federal Home Loan Bank— 1.3%
Discount Notes, 4.92%, 9/12/07	2,695	2,690,643

Freddie Mac— 0.9%
Discount Notes
4.87%, 9/7/07	824	823,231
4.87%, 9/18/07	1,000	997,600

		1,820,831

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,050,406)		8,049,355

TOTAL INVESTMENT IN SECURITIES — 139.1% (Cost $243,550,812) (c)		288,543,439
LIABILITIES IN EXCESS OF OTHER ASSETS — (39.1)%		(81,111,893)

NET ASSETS — 100.0%		$207,431,546

(a)	Non-income producing security.

(b)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(c)	Aggregate cost for Federal income tax purposes is $243,890,982. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$52,023,268
Excess of tax cost over value	$(7,370,811)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

International Equity Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—94.8%
Australia—1.7%
Billiton	91,632	$2,880,463
Brambles Industries Ltd. (a)	32,123	362,704
Fairfax Media Ltd. (b)	33,286	126,368
Fosters Brewing	650,685	3,364,694
Newcrest Mining	49,627	994,814
Orica Ltd.	53,536	1,254,517
Publishing and Broadcasting Ltd.	11,002	161,312
Rio Tinto Ltd. (b)	14,954	1,144,247
Santos Ltd.	254,026	2,753,923

		13,043,042

Austria—1.9%
Erste Bank Der Oester	17,705	1,282,730
Immoeast Immoblien Anagen (a)	71,077	870,358
Oesterreichische Elektrizitaetswirtschafts AG	2,658	131,894
OMV AG	50,037	3,104,480
Raiffeisen International Bank-Holding AG (b)	10,289	1,485,554
Telekom Austria AG	242,953	6,261,129
Wiener Stadtische Allgemeine Versicherung AG	8,199	563,084
Wienerberger Baustoffindustrie AG	12,154	866,984

		14,566,213

Belgium—1.9%
Fortis	6,881	252,217
Fortis NL	163,098	5,975,995
Groupe Bruxelles Lambert S.A.	2,161	255,290
KBC Ancora	16,772	1,740,177
KBC Group SA	56,033	7,023,206

		15,246,885

Bermuda—0.1%
Central European Media Enterprises Ltd. (a)	6,880	635,437

Brazil—0.2%
Companhia Vale do Rio Doce	33,091	1,376,893

British Virgin Islands—0.0%
RenShares Utilities Ltd. (a)	68,938	258,511

Bulgaria—0.0%
Bulgaria Compensation Notes (a)	86,497	24,818
Bulgaria Housing Compensation Notes (a)	46,870	15,531
Bulgaria Registered Compensation Vouchers (a)	19,166	5,910

		46,259

Canada—0.7%
EnCana Corp.	53,992	3,168,329
Ivanhoe Mines Ltd.	111,131	1,247,421
Kinross Gold Corp.	11,713	143,347
Potash Corp. of Saskatchewan Inc.	8,841	786,034

		5,345,131

Chile—0.0%
Quimica Y Minera de Chile SA (ADR)	1,567	249,764

China—0.1%
Weiqiao Textile Co. Ltd.	60,792	134,887
Wumart Stores, Inc. (c)(d)	294,524	257,169

		392,056

Cyprus—0.3%
Bank of Cyprus Publis Co. Ltd.	149,985	2,504,653

Czech Republic—0.7%
Komercni Banka	27,004	5,861,762

Denmark—0.3%
ALK-ABELLO A/S	1,292	250,257
Carlsberg A/S (b)	1,213	163,292
Danske Bank A/S	6,052	248,509
FLSmidth & Co. A/S	651	61,441
Novo Nordisk A, SERIES B	7,708	857,181
Rockwool International A/S	659	229,980
Vestas Wind Systems A/S (a)	3,020	204,379

		2,015,039

Finland—1.0%
Elisa Oyj	4,734	131,672
Fortum Oyj	41,168	1,361,500
Kemira Oyj	12,210	294,373
Kesko Oyj	2,482	145,473
Nokia A Shares	69,535	2,289,230
Nokian Renkaat Oyj	2,666	93,689
OKO Bank PLC	7,192	143,123
Orion Oyj	10,639	253,454
Outotec Oyj	2,407	138,028
Ramirent Oyj	37,631	892,901
Sanomawsoy Oyj-B Shares (b)	15,962	486,583
Stockmann Oyj ABP (b)	8,021	355,841
Uponor Oyj	3,819	146,380
YIT Oyj	40,136	1,210,378

		7,942,625

France—7.5%
Accor SA	1,372	117,753
Aeroports de Paris	13,047	1,492,614
Air Liquide SA	9,854	1,255,641
Alstom	1,744	315,158
Banque Nationale de Paris	40,625	4,284,063
Bouygues	11,688	920,349
Carrefour SA	3,798	265,750
Edf Energies Nouvelles	963	59,499
Electricite De Franc	17,014	1,717,715
Eurazeo	2,470	327,927
France Telecom	158,555	4,781,530
Havas SA	21,868	120,933
Hermes International	1,363	146,983
JC Decaux SA	6,994	213,204
Lafarge SA	40,990	6,364,348
Lagardere Groupe S.C.A.	3,369	274,922
Legrand SA	186,762	6,629,369
LVMH Moet Hennessy	19,308	2,156,291
Neuf Cegetel	4,029	160,576
Nexity	1,590	105,537
Pernod Ricard French	4,851	1,021,065
Pinault-Printemps-Redoute SA	6,672	1,153,259
Remy Cointreau SA	1,870	133,520
Renault	29,399	3,965,197
Sanofi-Synthelabo SA	11,140	909,214
Sodexho Alliance SA	1,787	117,761
St. Gobain	15,062	1,638,405

	Shares	Value
COMMON STOCKS—Continued
France—Continued
Suez SA	26,184	$1,488,668
Thales SA	4,474	253,817
Total SA	184,072	13,852,536
Veolia Enviornnement	5,887	451,292
Vinci SA	12,242	871,094
Vivendi Universal	20,947	856,243
Wendel Investissement	793	134,100

		58,556,333

Germany—8.1%
Adidas AG	8,922	526,089
Arcandor (a)	8,940	246,344
Bayer AG	149,483	11,842,012
Bayerische Motoren Werke AG	118,326	7,233,397
Bilfinger Berger AG	8,643	716,954
Commerzbank AG	62,745	2,579,334
Continental AG (b)	1,083	141,305
Daimler Chrysler	65,975	5,878,943
Deutsche Boerse AG (b)	4,533	501,547
Deutsche Post	58,046	1,686,446
Deutsche Postbank AG	9,629	699,327
E. On AG	13,218	2,222,444
Fraport AG (b)	34,795	2,383,933
Fresenius	15,889	1,124,324
Fresenius Medical Care	23,874	1,173,928
Henkel Kgaa	9,084	426,880
Henkel Kgaa	4,808	248,927
Hypo Real Estate Holdings	10,172	559,754
IKB Deutsche Industriebank AG (b)	9,859	189,080
IVG Immoblilien AG	34,079	1,213,394
Merck KGAA	1,900	243,918
Metro AG	2,033	175,287
MTU Aero Engines Holdings AG	2,215	141,198
Porsche	3,007	5,373,739
Praktiker Bau-und Heiimwerkermaerkte Holding AG	8,933	375,980
Prosieben AG	16,002	554,063
Puma AG	199	80,149
Rheinmetall AG	2,726	226,090
Rhoen - Klinikum AG	23,894	733,913
RWE AG	99,706	11,217,876
Siemens AG	18,772	2,362,353

		63,078,928

Greece—1.0%
Alapis Holding Industrial and Commercial SA (a)	105,102	286,319
Greek Organization of Football Prognostics	155,280	5,681,079
Hellenic Telecom	29,580	966,982
Marfin Investment Group SA	108,595	1,038,380

		7,972,760

Hong Kong—0.8%
Beijing Capital International Airport Co. Ltd.	1,020,799	1,660,112
China Merchants Holdings International Co. Ltd.	312,550	1,633,523
Galaxy Entertainment Group Ltd. (a)	190,820	183,554
Gome Electical Appliances Holdings Ltd.	516,802	815,281
Hutchison Telecommumincations International Ltd.	60,302	78,733
Melco International Development Ltd.	402,406	616,236
Melco PBL Entertainment Ltd. (ADR) (a)	6,999	91,687
Shun Tak Holdings, Ltd.	982,398	1,476,703

		6,555,829

Hungary—1.1%
Gedeon Richter RT	4,299	846,513
Matav RT	279,674	1,396,110
MOL Hungarian Oil and Gas Nyrt.	1,184	168,869
OTP Bank	131,536	6,615,172

		9,026,664

Indonesia—0.0%
PT Semen Gresik	281,060	148,242

Ireland (Republic of)—0.8%
CRH	140,501	6,034,102

Italy—2.6%
Banca CR Firenze	110,085	985,151
Banca Intesa	110,311	766,299
Banca Popolare (b)	36,621	531,737
Banca Popolare Di Sondrio Scrl	5,748	101,782
Banca Popolare Scarl	20,171	504,440
Banche Popolari Unite Scrl	12,974	331,525
Bulgari SPA - A Shares	17,282	242,460
Buzzi Unicem SPA	26,152	750,192
Capitalia SPA	104,783	998,362
Credito Emiliano	21,109	270,274
Credito Italiano	474,635	4,066,490
Ente Nazionale Idrocarburi (b)	278,026	9,611,392
Finmeccanica SPA	12,907	378,159
Geox SPA	16,564	301,652
Impregilo SPA (a)	8,097	110,169
Luxottica Group SPA	5,532	188,831
Telecom Italia SPA	63,804	180,985

		20,319,900

Japan—17.5%
Acom Co. Ltd. (b)	3,080	92,051
Aeon Credit Service Ltd.	3,545	43,666
Aiful Corporation (b)	3,450	68,988
Aisin Seiki Co. Ltd.	2,301	86,856
Asatsu-DK, Inc. (b)	48,000	1,608,707
Bank of Yokohama	31,997	227,464
Canon, Inc.	177,249	10,135,513
Central Japan Railway Co.	525	5,895,310
Credit Saison	3,218	84,501
Dai Nippon Printing (b)	184,000	2,687,605
Daihatsu Motor Co. Ltd.	12,000	115,678
Daikin Industries Ltd.	6,900	309,925
Daiwa Securities	7,405	73,430
Denso Co.	4,994	175,137
Dentsu, Inc.	67	186,931
East Japan Railway Co.	38	302,963
Eisai Co. Ltd.	2,765	115,119
Fanuc Ltd.	1,600	155,757
Fuji Television Network	49	100,734
Honda Motor Y50	11,579	382,066
Hoya Corp. (b)	115,347	4,005,312
Ibiden Co. Ltd.	3,500	297,789
Itochu Corp.	12,000	130,189

	Shares	Value
COMMON STOCKS—Continued
Japan—Continued
Japan Tobacco, Inc.	93	$516,533
JS Group Corp.	4,808	95,520
JSR Corp.	196,323	4,400,606
Kansai Electric Power, Inc.	59,400	1,387,898
Kao Corp.	386,000	10,969,509
KDDI Corp.	27	208,733
Keyence Corp. (b)	36,800	8,166,122
Koito Manufacturing Co.	987	11,168
Komatsu Ltd.	4,000	123,348
Kubota Corp.	6,207	48,146
Kyocera Corp.	6,100	558,521
Makita Corp.	4,112	159,124
Matsushita Electric Industrial Co.	23,671	413,021
Mitsubishi Electric Corp.	494,000	5,807,498
Mitsubishi Tokyo Finance	34	325,991
Mitsubishi UFJ Securities Co. Ltd.	4,912	47,605
Mitsui Fudosan Co. Ltd.	3,599	94,195
Mitsui Marine / Fire	841,000	9,487,311
Mitsui Mining & Smelting Co.	2	8
Mizuho Financial Group, Inc.	38	240,598
NGK Spark Plug Co.	13,000	215,038
NHK Spring Co. Ltd.	9,072	81,340
Nikon Corp.	9,000	281,420
Nintendo	901	417,930
Nippon Electric Glass Co. Ltd.	15,000	217,414
Nippon Telegraph & Telephone	44	204,474
Nissan Motor Co. Ltd.	8,580	82,561
Nitto Denko Corp.	139,401	6,502,249
Nomura Securities	5,614	99,410
NSK Ltd.	14,000	120,446
NTT Docomo, Inc.	3,546	5,421,456
Olympus Corp.	1,260	53,765
Omron Corp.	116,300	3,084,055
Oriental Land Co. (b)	101,500	5,733,869
Osaka Gas Co.	706,000	2,622,268
Promise Co. Ltd (b)	3,257	89,745
Ricoh Co. Ltd.	12,000	265,354
Rohm Company Ltd.	3,000	267,168
Sega Sammy Holdings, Inc. (b)	123,000	1,870,977
Seven & I Holdings Co.	4,618	123,258
Sharp Corp.	5,555	96,686
Shinsei Bank NPV	842,000	2,814,667
Sony Corp.	8,885	428,248
Stanley Electric Co. Ltd.	8,629	188,948
Sumitomo Chemical Co. Ltd.	25,000	186,793
Sumitomo Corp.	8,188	141,807
Sumitomo Electric Industries Ltd.	8,400	133,724
Sumitomo Heavy Industries, Ltd.	8,996	100,784
Sumitomo Metal Industries Ltd.	16,180	82,039
Sumitomo Mitsui Financial	1,320	10,432,755
Suzuki Motor Co.	12,831	346,904
T&D Holdings, Inc.	142,050	8,257,722
Taiyo Nippon Sanso Corp.	420,000	3,714,952
Takata Corp.	2,600	89,609
Takeda Chemical Industries	4,600	314,693
Takefuji Corp. (b)	25,170	676,157
Teijin Ltd.	773,000	3,866,002
Toray Industries, Inc.	6,797	51,959
Toyota Motor Corp.	17,344	1,012,745
Yamada Denki Co. Ltd.	4,819	483,690
Yamaha Motor Co. Ltd.	4,201	110,677
Yamanouchi Pharmaceutical	116,900	5,422,415
Yamato Holdings Ltd.	2,600	38,157
Yokogawa Electric Corp.	8,501	105,519

		137,194,995

Luxembourg—0.1%
Millicom International Cellular SA	8,312	700,951

Mexico—0.4%
America Movil SAB de C.V.	156,869	473,572
America Movil SAB de CV	2,976	179,929
Controladora Comercial Mexicana SA de CV	41,590	115,753
Corporacion Moctezuma, SAB de CV	115,501	349,733
Desarrolladora Homex SA de CV ADR	2,240	123,424
Fomento Economico Mexicano	9,405	327,670
Grupo Cementos de Chihuahua, SA de CV	18,578	114,512
Grupo Financiero Banorte SAB de CV (b)	182,376	744,021
Grupo Televisa SA -SPONS GDR	13,372	348,474
Urbi, Desarrollos Urbanos (a)	99,315	372,662

		3,149,750

Netherlands—5.8%
Akzo Nobel NV	74,857	5,890,390
CSM	77,976	2,586,242
Heineken	4,627	292,937
ING Groep	174,826	7,029,617
Kininklijke Vopak NV	3,832	224,442
Koninklijke (Royal) KPN NV	39,086	609,055
Koninklijke Ahold NV	16,640	222,121
Mittal Steel Company NV	86,352	5,689,286
Philips Electronics	15,258	601,250
Royal Dutch Shell PLC (b)	189,154	7,332,629
TNT NV	47,228	1,994,208
Unilever NV (b)	409,615	12,514,526
X5 Retail Group NV GDR (a)	5,733	192,056

		45,178,759

New Zealand—0.1%
Auckland International Airport Ltd.	196,969	418,727

Norway— 0.5%
DNB Holding ASA	9,370	128,469
Marine Harvest (a)(b)	251,405	295,080
Norsk Hydro	30,744	1,139,526
Orkla ASA	7,811	126,529
Statoil ASA	56,515	1,629,233
Telenor ASA	32,337	596,511

		3,915,348

Poland—1.2%
Bank Handlowy W Warszawie SA	30,222	1,276,364
Bank Millennium SA	11,356	50,633
Bank Pekao	22,279	1,943,005
Bank Zachodni WBK SA	12,185	1,100,931
BK Przemyslowo-Handlowy	2,867	926,521
Bre Bank SA (a)	2,073	369,717
ING Bank Slaski SA	366	119,846
Polskie Gornictwo Naftowe I Gazownictwo SA	297,415	553,774
Powszechna Kasa Oszczednosci Bank Polski SA	114,842	2,197,708

	Shares	Value
COMMON STOCKS—Continued
Poland—Continued
Telekomunikacja Polsk	159,298	$1,233,018

		9,771,517

Portugal—0.2%
Energias De Portugal, SA (b)	23,651	129,827
Jeronimo Martins, SGPS, SA	206,456	1,178,286

		1,308,113

Republic of Korea (South)—0.1%
Hyundai Motor Co. Ltd.	2,687	199,377
Samsung Electronics	1,162	732,134

		931,511

Romania—0.1%
BRD-Groupe Societe Generale	73,614	887,804
Petrom	481,377	104,460
Socep Constanta (a)	665,000	83,253

		1,075,517

Russian Federation—1.9%
AFI Developement PLC (a)(c)	4,032	35,683
Gazprom	92,736	3,849,471
Lukoil Holding ADR	4,791	357,888
Norilsk Nickel	5,945	1,323,951
Novatek OAO	76,238	397,962
Novatek OAO GDR (e)	2,677	134,921
OAO Rosneft Oil Company GDR	190,341	1,560,796
OJSC TNK-BP Holding (c)	95,400	186,030
Open Investments (a)(d)	575	163,875
Pharmstandard GDR (a)(c)(e)	31,968	535,464
Polyus Gold ADR (a)	10,761	431,516
RAO Unified Energy System of Russia GDR	13,456	1,688,281
Sberbank RF	556,071	2,129,752
Silvinit (d)	402	105,726
Sistema Hals GDR (a)(c)(e)	15,050	188,878
TNK-BP Holding (a)(d)	6	104,400
Uralsvyazinform (ADR) (a)	18,163	208,875
URSA Bank OJSC (d)	165,848	323,404
VTB Bank OJSC GDR (a)(c)(e)	58,631	550,545
Wimm-Bill-Dann Foods	4,244	336,974
Wimm-Bill-Dann Foods ADR	4,078	417,424

		15,031,816

Spain—1.5%
Banco Bilbao Vizcaya Argenta (b)	169,318	3,895,310
Corporacion Mapfre (b)	96,421	425,526
Gamesa Corporacion Tecnologica, SA	4,594	183,094
Industria de Diseno Textil SA	9,071	531,909
Telefonica de Espana (b)	278,446	6,910,328

		11,946,167

Sweden—2.4%
Ericsson	3,125,025	11,601,526
Foreningssparbanken	52,285	1,709,800
Getinge AB	11,631	253,849
Hennes & Mauritz AB	9,096	512,464
Modern Times Group	11,442	654,592
Nordic Baltic Holding	84,889	1,292,595
OMX AB	8,592	296,546
Skandinaviska Enskilda Banken	37,973	1,145,407
Skanska AB	35,318	715,763
Svenska Cellulosa AB	17,292	299,664
Telia AB	25,769	200,862

		18,683,068

Switzerland—8.7%
BKW FMB Energie AG	850	83,340
Cie Financiere Richemont	28,677	1,774,813
Credit Suisse Group	9,853	643,633
Flughafen Zuerich AG	1,554	574,746
Givaudan SA	226	204,010
Holcim Ltd.	177,889	19,222,492
Nestle	59,228	25,752,370
Novartis AG	208,800	11,013,569
Roche Holdings	35,716	6,205,825
SGS SA	421	502,999
Swatch Group AG	5,460	1,634,250
Syngenta AG	1,339	250,495
UBS AG	4,544	236,862

		68,099,404

Taiwan—0.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,960	78,963

Turkey—0.3%
Dogan Sirketler Grubu Holdings A.S. (a)	333,285	639,304
Haci Omer Sabanci Holding A.S.	53,326	295,776
Turkiye Garanti Bankasi A.S.	128,182	824,528
Turkiye Is Bankasi	156,934	767,684

		2,527,292

Ukraine—0.2%
Raiffeisen Bank Aval (a)	336,586	74,626
UKR Telecom (a)	5,614,790	1,110,903
UKR Telecom GDR	14,159	129,216
Ukrnafta Oil Co. (a)	7,212	566,430

		1,881,175

United Kingdom—22.8%
Aegis Group PLC	69,765	185,302
AMEC PLC	15,081	198,382
Anglo American PLC	18,240	1,045,795
Arriva PLC	8,977	136,909
Astrazeneca	77,723	3,831,073
Billiton	260,554	7,663,816
BP Amoco	705,381	7,927,946
British Aerospace	17,541	163,464
British American Tobacco	551,709	18,296,500
Burberry Group	30,868	379,915
Cadbury Schweppes	1,679,952	19,846,620
Compass Group PLC	188,368	1,234,192
Diageo	122,682	2,619,201
Drax Group PLC	432,768	5,801,881
Firstgroup PLC	12,227	160,593
G4S PLC	30,564	122,156
GlaxoSmithKline	229,330	5,987,185
Go-Ahead Group PLC	3,033	167,967
Hays PLC	2,855,487	9,153,125
HSBC Holdings	144,592	2,614,742
Imperial Tobacco	409,841	18,516,091
Intercontinental Hotels Group PLC	267,080	5,583,573
Interteck Group PLC	21,075	417,226
Johnston Press PLC	159,720	1,240,492
Kingfisher PLC	23,880	100,377
Ladbrokes PLC	914,035	8,024,963

	Shares/ Par (000)	Value
COMMON STOCKS—Continued
United Kingdom—Continued
Lonmin PLC	6,024	$377,813
National Express Group PLC	6,553	165,665
National Grid PLC	386,556	5,786,300
Peter Hambro Mining (a)	11,570	213,426
Qinetiq PLC	53,461	191,844
Reckitt Benckiser	220,197	11,981,366
Reed International	497,881	6,007,334
Rentokil Initial PLC	48,540	169,488
Rio Tinto PLC	11,289	780,624
Rolls Royce	65,295	672,656
Royal Bank of Scotland	551,007	6,381,742
Scottish & Newcastle	27,213	339,593
Scottish & Southern Energy PLC	139,593	3,990,542
Smith & Nephew	161,774	1,904,643
Smiths Group PLC	4,129	82,159
Smiths Ind. PLC	215,740	4,292,792
South African Breweries PLC	7,678	210,513
Tesco	155,266	1,330,324
Vodafone Group	3,290,546	10,600,755
William Hill PLC	38,440	476,596
Wolseley	7,775	163,014
WPP Group PLC	48,952	696,734

		178,235,409

United States—0.2%
CTC Media, Inc.	17,579	405,020
News Corp., Inc.	52,565	1,142,763

		1,547,783

TOTAL COMMON STOCKS (Cost $556,698,426)		742,853,293

CLOSED END INVESTMENT COMPANIES—0.4%
Australia—0.3%
Macquarie Airports (b)	669,862	2,384,143

Romania— 0.1%
SIF 1 Banat-Crisana	50,000	83,253
SIF 2 Moldova	54,000	83,604
SIF 3 Transilvania Brasov (a)	82,000	84,180
SIF 4 Mutenia Bucuresti	75,000	81,062
SIF 5 Oltenia	47,500	90,786

		422,885

TOTAL CLOSED END INVESTMENT COMPANIES (Cost $1,803,707)		2,807,028

WARRANTS—0.9%
Germany—0.0%
Continental AG, expires 12/31/15, (exercise price: $1.28260) (c)	2,000	0

India— 0.8%
Bharti Televentures Ltd., expires 5/13/10 (exercise price: $0.000001) (a)(e)	48,034	1,032,265
Citigroup Global M CWT, expires 1/20/10 (exercise price: $0.00001) (a)	106,240	1,689,216
Citigroup, expires 1/19/09 (exercise price: $0.00001) (e)	24,695	966,562
State Bank of India, expires 5/13/10, (exercise price: $0.000001) (a)(e)	53,881	2,106,731

		5,794,774

Luxembourg—0.1%
ABN Amro Bank NV, expires 6/30/09 (exercise price: $.00001) (a)(c)	3,313	75,802
Canara Bank, expires 1/19/09, (exercise price: $0.00001) (a)	89,295	507,196
Citigroup - Cw10 Suzlon Energy, expires 1/20/10 (exercise price: $0.00001) (a)(e)	3,302	99,588
Citigroup - Cw12 Idea Cellular, expires 1/17/12 (exercise price: $0.00001) (a)(e)	52,632	147,896
Citigroup Global Markets, expires 1/19/09 (exercise price: $.00001) (a)(e)	7,502	155,291

		985,773

TOTAL WARRANTS (Cost $4,283,852)		6,780,547

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—4.6%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	$36,020	36,019,800

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $36,019,800)		36,019,800

REPURCHASE AGREEMENTS—3.6%
Bank of America Securities, LLC (Agreement dated 8/31/07 to be repurchased at $13,235,275 collateralized by $13,185,000 (Value $13,487,888) U.S. Treasury Notes, 4.50%, due 11/15/10), 4.95%, 9/4/07	13,228	13,228,000
Wachovia Securities (Agreement dated 8/31/07 to be repurchased at $15,008,483 collateralized by $14,740,000 (Value $15,335,302) U.S. Treasury Notes, 1.86%, 7/15/15), 5.09%, 9/4/07	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,228,000)		28,228,000

TOTAL INVESTMENT IN SECURITIES — 104.3% (Cost $627,033,785) (f)		816,688,668
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(33,606,796)

NET ASSETS — 100.0%		$783,081,872

(a)	Non-income producing security.

(b)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(c)	Security for which market quotations were not readily available. Security was priced in accordance with procedures adopted by the Fund’s Board of Directors.

(d)	Illiquid security. These securities represents 0.12% of net assets at August 31, 2007. (See Note 4 in Notes to Schedules of Portfolio Investments.)

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Directors, has deemed these securities to be liquid.

(f)	Aggregate cost for Federal income tax purposes is $630,518,271. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$205,411,626
Excess of tax cost over value	$(19,241,229)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Diversified Real Estate Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Shares/ Par (000)	Value
REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS—99.8%
Diversified—6.4%
Cousins Properties, Inc. (a)	45,460	$1,248,786
Eastgroup Properties, Inc.	44,340	1,881,346
Vornado Realty Trust (a)	85,200	9,081,468

		12,211,600

Health Care—5.2%
Health Care Property Investors, Inc.	74,420	2,263,856
Medical Properties Trust, Inc. (a)	91,066	1,226,659
Nationwide Health Properties, Inc. (a)	59,310	1,645,853
OMEGA Healthcare Investors, Inc.	101,180	1,506,570
Ventas, Inc. (a)	83,730	3,188,439

		9,831,377

Hotel—8.3%
Hersha Hospitality Trust	80,280	877,460
Hospitality Properties Trust	9,830	387,892
Host Marriott Corp. (a)	269,603	6,009,451
LaSalle Hotel Properties (a)	50,360	2,096,991
Starwood Hotels & Resorts Worldwide, Inc.	73,760	4,508,211
Strategic Hotels & Resorts, Inc. (a)	42,900	882,453
Sunstone Hotel Investors, Inc.	38,550	1,039,308

		15,801,766

Mortgage—1.2%
Anthracite Capital, Inc. (a)	114,600	1,038,276
Newcastle Investment Corp. (a)	72,650	1,208,896

		2,247,172

Office Properties—19.7%
Alexandria Real Estate Equities, Inc. (a)	58,130	5,425,273
BioMed Realty Trust, Inc.	69,952	1,705,430
Boston Properties, Inc.	71,180	7,122,983
Brookfield Properties Corp.	109,030	2,516,412
Corporate Office Properties Trust, Inc.	100,800	4,341,456
Digital Reality Trust, Inc.	72,570	2,830,230
Douglas Emmett, Inc.	42,010	1,027,144
Kilroy Realty Corp.	30,200	1,846,126
Mack-Cali Realty Corp.	38,360	1,601,914
SL Green Realty Corp. (a)	80,161	8,938,753

		37,355,721

Residential—13.8%
American Campus Communities, Inc.	57,810	1,638,335
AvalonBay Communities, Inc. (a)	49,094	5,615,372
Camden Property Trust	60,930	3,746,586
Equity Residential Property (a)	177,240	7,132,138
Essex Property Trust, Inc. (a)	30,060	3,540,767
Mid-America Apartment Communities, Inc.	19,170	950,640
UDR, Inc.	138,400	3,475,224

		26,099,062

Retail—33.2%
Developers Diversified Realty Corp. (a)	130,100	6,957,748
Entertainment Properties Trust (a)	26,790	1,281,634
Federal Realty Investment Trust	40,080	3,369,526
General Growth Properties, Inc. (a)	158,160	7,862,134
Kimco Realty Corp. (a)	184,770	7,911,851
Macerich Co.	93,650	7,606,253
Pennsylvania Real Estate Investment Trust	37,200	1,407,276
Realty Income Corp. (a)	49,800	1,344,600
Regency Centers Corp. (a)	88,750	6,165,462
Simon Property Group, Inc. (a)	139,190	13,211,915
Tanger Factory Outlet Centers, Inc. (a)	34,930	1,329,785
Taubman Centers, Inc.	49,920	2,574,874
Weingarten Realty Investors (a)	49,040	1,971,898

		62,994,956

Storage—5.0%
Public Storage, Inc. (a)	88,700	6,721,686
Sovran Self Storage, Inc. (a)	35,780	1,614,036
U-STORE-IT Trust	85,740	1,162,634

		9,498,356

Warehouse/Industrial—7.0%
AMB Property Corp. (a)	48,030	2,640,689
First Potomac Realty Trust	53,290	1,129,215
Prologis Trust	158,250	9,520,320

		13,290,224

TOTAL REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS (Cost $113,602,514)		189,330,234

MONEY MARKET FUND — 0.0%
Goldman Sachs Financial Square Prime Obligations Fund	15,935	15,935

TOTAL MONEY MARKET FUND (Cost $15,935)
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—40.1%
Investment in Securities Lending Short Term Investment Protfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	$76,038	76,038,327

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $76,038,327)		76,038,327

TOTAL INVESTMENT IN SECURITIES — 139.9% (Cost $189,656,776) (b)		265,384,496
LIABILITIES IN EXCESS OF OTHER ASSETS — (39.9)%		(75,737,039)

NET ASSETS — 100.0%		$189,647,457

(a)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(b)	Aggregate cost for Federal income tax purposes is $188,983,540. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$80,352,989
Excess of tax cost over value	$(3,952,033)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Limited Maturity Bond Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—34.3%
Fannie Mae—17.6%
Mortgage Backed Securities
5.50%, 10/1/17	$824	$821,792
4.84%, 1/1/36	1,502	1,532,268
Notes
4.88%, 4/10/08	2,500	2,495,300
5.25%, 6/15/08	1,750	1,752,957
4.00%, 9/2/08	1,000	992,174
5.25%, 1/15/09	1,250	1,256,900
6.63%, 9/15/09(a)	5,000	5,186,440
3.88%, 2/15/10	3,850	3,779,672
6.00%, 5/15/11(a)	2,000	2,085,660
5.00%, 10/15/11(a)	1,750	1,766,331

		21,669,494

Federal Home Loan Bank—2.1%
Notes, 5.25%, 6/11/10	2,500	2,535,250

Freddie Mac—14.1%
Mortgage Backed Securities
5.50%, 10/1/16	452	451,970
5.50%, 3/1/22	3,265	3,246,719
5.50%, 4/1/22	4,390	4,365,057
5.29%, 2/1/36	1,999	1,987,693
5.07%, 3/1/36	2,649	2,603,237
Notes, 4.13%, 10/18/10(a)	4,700	4,623,202

		17,277,878

Government National Mortgage Association—0.5%
Mortgage Backed Securities
6.50%, 6/15/14	99	101,701
6.50%, 11/15/15	108	111,009
5.50%, 9/15/16	345	344,562
4.50%, 11/15/17	106	102,569

		659,841

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $42,027,730)		42,142,463

CORPORATE BONDS—37.0%
Auto— 1.1%
Ford Motor Credit, 7.38%, 10/28/09	625	591,701
General Motors Acceptance Corp., 6.00%, 12/15/11	825	709,978

		1,301,679

Banking & Financial Services—20.3%
American Express Credit, 3.00%, 5/16/08	1,500	1,474,515
Bank Of America, 4.25%, 10/1/10	1,000	973,181
Bank of America Corp., 3.25%, 8/15/08	1,500	1,469,935
Bear Stearns, 3.25%, 3/25/09	1,500	1,434,382
Charter One Bank, 5.50%, 4/26/11	1,800	1,841,402
CIT Group, Inc., 3.65%, 11/23/07	1,650	1,634,087
Citigroup, Inc., 5.10%, 9/29/11	2,525	2,512,577
Countrywide Home Loan, 5.63%, 7/15/09	640	605,210
General Electric Capital Corp., 5.88%, 2/15/12	2,500	2,563,550
Goldman Sachs Group Inc., 4.50%, 6/15/10	1,500	1,474,965
Hartford Financial Services Group, 5.25%, 10/15/11	1,500	1,512,330
J.P. Morgan Chase & Co., 6.00%, 2/15/09	1,500	1,519,851
Merrill Lynch & Co., 4.13%, 1/15/09	2,500	2,449,075
Morgan Stanley, 3.88%, 1/15/09	1,000	981,940
Residential Capital Corp., 6.13%, 11/21/08	930	776,755
Wachovia Corp., 3.50%, 8/15/08	1,800	1,762,940

		24,986,695

Beverages—0.6%
Constellation Brands Inc, 8.00%, 2/15/08	750	756,563

Building - Residential & Commercial— 0.5%
D.R. Horton, Inc., 8.00%, 2/1/09	650	645,925

Computers—3.7%
Hewlett-Packard Co., 5.25%, 3/1/12(a)	1,925	1,935,279
IBM, 4.38%, 6/1/09	2,600	2,587,182

		4,522,461

Hotel—1.2%
MGM Mirage, Inc., 8.50%, 9/15/10	750	781,875
Park Place Entertainment Corp., 8.88%, 9/15/08	650	660,562

		1,442,437

Machinery & Equipment—1.8%
Caterpillar Financial Services Corp., 4.70%, 3/15/12	1,300	1,286,411
John Deere Capital Corp., 3.38%, 10/1/07	1,000	998,359

		2,284,770

Manufacturing—0.3%
3M Employee Stock Ownership, 5.62%, 7/15/09(b)	337	340,371

Oil & Exploration—0.4%
Tesoro Petroleum Corp., 6.25%, 11/1/12(a)	500	493,750

Pharmaceuticals—3.0%
Bristol-Myer Squibb, 4.00%, 8/15/08	2,000	1,967,140

	Par (000)	Value
CORPORATE BONDS—Continued
Pharmaceuticals—Continued
Pfizer Inc., 3.30%, 3/2/09	$1,750	$1,708,677

		3,675,817

Retail— 2.2%
Target Corp., 3.38%, 3/1/08	2,750	2,718,760

Telecommunications— 0.6%
SBC Communications, 5.30%, 11/15/10	750	749,220

Utilities - Electrical & Electronic— 1.3%
Public Service Co. of Colorado, 4.38%, 10/1/08	1,600	1,585,632

TOTAL CORPORATE BONDS (Cost $45,939,218)		45,504,080

ASSET BACKED SECURITIES—6.3%
AEP Texas Central Transition Funding, 4.98%, 1/1/10	2,206	2,202,930
John Deere Owner Trust, 5.04%, 7/15/11	2,500	2,507,143
USAA Auto Owner Trust, 4.98%, 10/15/12	1,400	1,387,176
Wachovia Auto Owner Trust, 5.35%, 2/22/11	1,600	1,599,520
TOTAL ASSET BACKED SECURITIES (Cost $7,705,761)		7,696,769

COMMERCIAL MORTGAGE BACKED SECURITIES—3.4%
Commercial Mortgage 2006-C8 A2B, 5.25%, 12/10/46	1,500	1,486,695
Commercial Mortgage 2007-CD4 A2B, 5.21%, 12/11/49	2,800	2,764,860
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,321,384)		4,251,555

FOREIGN BONDS—8.6%
Corporate Bonds—8.3%
ConocoPhillips Canada, 5.30%, 4/15/12	2,200	2,211,022
Cosan SA Industrial, 9.00%, 11/1/09 (b)	875	922,031
Eksportfinans, 5.13%, 10/26/11	1,200	1,215,576
European Investment Bank, 4.63%, 3/21/12	2,050	2,040,921
HSBC Holding, PLC., 7.50%, 7/15/09	1,500	1,568,888
Hutchison Whampoa International, 5.45%, 11/24/10 (b)	1,500	1,500,480
Royal Caribbean Cruises, 8.75%, 2/2/11	725	773,410

		10,232,328

Sovereign— 0.3%
Brazil de Republic, 9.25%, 10/22/10	350	385,875

TOTAL FOREIGN BONDS (Cost $10,534,354)		10,618,203

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—18.6%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	22,855	22,854,836

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $22,854,836)		22,854,836

U.S. TREASURY OBLIGATIONS—8.8%
U.S. Treasury Notes— 8.8%
Notes
3.00%, 2/15/08	1,000	994,770
3.50%, 2/15/10(a)	1,500	1,476,212
4.00%, 4/15/10(a)	2,500	2,489,455
3.88%, 7/15/10	1,800	1,787,490
5.00%, 2/15/11(a)	1,500	1,541,485
5.00%, 8/15/11(a)	2,500	2,574,610
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,720,920)		10,864,022

MONEY MARKET FUND —0.7%
Victory Institutional Money Market Fund	833,032	833,031

TOTAL MONEY MARKET FUND (Cost $833,031)		833,031

TOTAL INVESTMENT IN SECURITIES — 117.7% (Cost $144,937,234) (c)		144,764,959
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.7)%		(21,687,014)

NET ASSETS — 100.0%		$123,077,945

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Adviser, using procedures adopted by the Board of Directors, has deemed these securities to be liquid.

(c)	Aggregate cost for Federal income tax purposes is $144,976,290. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$575,678
Excess of tax cost over value	$(787,009)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Total Return Bond Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—55.6%
Fannie Mae—23.9%
Mortgage Backed Securities
7.50%, 10/1/07	$0	$233
7.00%, 4/1/11	6	6,476
5.50%, 10/1/18	1,549	1,543,547
5.00%, 10/1/19	1,517	1,483,826
7.50%, 8/1/26	6	6,399
8.00%, 9/1/26	12	13,065
7.00%, 4/1/27	12	11,944
8.00%, 8/1/27	55	57,992
8.00%, 9/1/27	4	4,412
7.00%, 10/1/27	4	4,052
7.50%, 10/1/27	47	49,311
7.50%, 10/1/27	39	41,035
8.00%, 10/1/27	2	2,572
7.00%, 11/1/27	26	27,139
7.00%, 3/1/29	46	48,167
7.50%, 10/1/29	46	47,687
7.50%, 4/1/30	2	2,296
7.50%, 8/1/30	4	4,290
7.50%, 1/1/31	2	2,147
7.50%, 4/1/31	4	3,867
7.50%, 4/1/31	0	492
7.50%, 7/1/31	17	17,777
7.50%, 8/1/31	23	24,293
6.50%, 2/1/32	605	619,213
6.50%, 10/1/32	736	751,551
5.50%, 1/1/34	2,206	2,160,667
5.50%, 4/1/34	2,973	2,912,660
5.00%, 11/1/35	6,199	5,892,651
4.84%, 1/1/36	1,618	1,650,135
5.50%, 4/1/37	7,365	7,194,022
Notes
3.88%, 2/15/10	6,075	5,964,028
4.38%, 9/15/12	1,000	983,830
4.63%, 5/1/13	2,250	2,215,417
4.63%, 10/15/13	2,350	2,319,614

		36,066,807

Freddie Mac—31.1%
Mortgage Backed Securities
5.50%, 10/1/18	1,836	1,829,171
4.50%, 11/1/18	2,385	2,295,499
5.00%, 11/1/18	2,175	2,131,805
5.00%, 1/1/19	2,027	1,986,319
5.00%, 3/1/19	2,542	2,489,962
5.50%, 7/1/20	1,813	1,803,390
5.00%, 12/1/20	1,610	1,573,210
5.50%, 3/1/22	2,799	2,782,902
7.50%, 7/1/26	7	7,530
8.00%, 10/1/29	6	6,499
7.50%, 9/1/30	4	4,285
8.00%, 9/1/30	1	1,281
8.00%, 12/1/30	1	583
8.00%, 5/1/31	4	4,297
6.00%, 12/1/33	1,838	1,843,446
5.00%, 10/1/34	2,217	2,113,956
6.00%, 10/1/34	1,699	1,702,152
5.50%, 1/1/35	1,952	1,910,408
6.00%, 12/1/35	3,084	3,085,318
5.29%, 2/1/36	2,062	2,050,462
5.07%, 3/1/36	3,072	3,018,880
6.00%, 4/1/37	5,417	5,414,125
Notes
5.88%, 3/21/11	2,000	2,076,680
4.38%, 7/17/15	5,900	5,665,357
5.30%, 5/12/20	1,000	972,985

		46,770,502

Government National Mortgage Association—0.6%
Mortgage Backed Securities
7.00%, 2/15/12	12	12,890
9.00%, 5/15/16	0	522
9.00%, 11/15/16	17	17,853
7.00%, 2/15/17	145	149,933
8.00%, 5/15/17	3	3,250
8.00%, 5/15/17	2	2,616
10.00%, 5/15/19	8	9,623
9.00%, 11/15/19	6	6,747
9.00%, 6/15/21	49	53,166
9.00%, 8/15/21	10	10,763
9.00%, 9/15/21	14	14,822
9.00%, 9/15/21	7	7,255
9.00%, 9/15/21	2	2,145
9.00%, 9/15/21	1	984
8.00%, 2/15/23	70	74,204
7.00%, 5/20/24	6	6,716
7.00%, 10/15/25	7	6,943
6.50%, 2/15/26	7	7,074
7.00%, 2/15/26	79	82,362
6.50%, 3/15/26	6	6,140
7.00%, 1/15/27	7	7,599
7.00%, 2/15/27	47	49,549
8.50%, 8/15/27	17	18,465
7.00%, 9/15/27	9	9,057
8.00%, 9/15/27	12	12,621
7.00%, 10/15/27	44	45,997
7.00%, 10/15/27	8	8,595
7.00%, 10/15/27	3	2,963
7.00%, 11/15/27	56	58,588
7.00%, 12/15/27	5	4,748
7.00%, 4/15/28	2	2,035
6.50%, 7/15/28	48	48,711
6.50%, 12/15/28	59	60,378
6.50%, 1/15/29	49	50,004
7.50%, 10/15/29	26	27,632
7.50%, 1/15/32	18	19,318

		902,268

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $84,586,969)		83,739,577

CORPORATE BONDS—25.3%
Advertising—0.9%
Omnicom Group, Inc., 5.90%, 4/15/16	1,350	1,349,450

Auto—1.0%
Ford Motor Credit, 7.38%, 10/28/09	760	719,508

	Par (000)	Value
CORPORATE BONDS—Continued
Auto—Continued
General Motors Acceptance Corp., 6.00%, 12/15/11	$860	$740,099

		1,459,607

Banking & Financial Services—12.7%
Bank of America
5.38%, 8/15/11	1,000	1,006,210
5.63%, 10/14/16	1,100	1,086,294
Bear Stearns Co., Inc., 5.35%, 2/1/12	2,425	2,329,770
Charter One Bank, 5.50%, 4/26/11	1,450	1,483,352
Citigroup, Inc., 5.10%, 9/29/11	1,500	1,492,620
Countrywide Home Loan, 5.63%, 7/15/09	800	756,512
Credit Suisse USA, Inc., 5.25%, 3/2/11	1,425	1,426,097
General Electric Capital Corp.
5.50%, 4/28/11	785	795,206
6.75%, 3/15/32(a)	1,300	1,432,366
Goldman Sachs Group, Inc., 6.60%, 1/15/12	2,025	2,090,239
J.P. Morgan Chase & Co., 6.00%, 2/15/09	1,475	1,494,520
Merrill Lynch & Co.
6.00%, 2/17/09	1,825	1,836,890
6.40%, 8/28/17	700	714,728
Morgan Stanley, 4.75%, 4/1/14	1,325	1,240,346

		19,185,150

Building - Residential & Commercial—0.5%
D.R. Horton, Inc., 8.00%, 2/1/09	675	670,768

Computers— 0.5%
IBM, 4.38%, 6/1/09	800	796,056

Diversified Manufacturing—1.9%
Freeport McMoran C & G, 8.25%, 4/1/15	760	807,500
General Electric Co., 5.00%, 2/1/13	1,400	1,382,800
Steel Dynamics, Inc., 6.75%, 4/1/15 (b)	750	725,625

		2,915,925

Food—0.5%
Constellation Brands, Inc., 7.25%, 5/15/17 (b)	750	731,250

Health Care—1.5%
HCA, Inc., 9.13%, 11/15/14 (b)	785	806,588
Johnson & Johnson, 5.95%, 8/15/37	1,475	1,507,258

		2,313,846

Hotel—1.0%
MGM Mirage, Inc., 8.50%, 9/15/10	725	755,812
Park Place Entertainment Corp., 8.88%, 9/15/08	700	711,375

		1,467,187

Oil & Exploration—0.5%
Tesoro Petroleum Corp., 6.25%, 11/1/12 (a)	770	760,375

Retail—0.7%
Wal-Mart Stores, Inc., 5.25%, 9/1/35	1,175	1,029,657

Technology—0.5%
United Technologies Corp., 4.38%, 5/1/10	735	725,857

Telecommunications—2.7%
SBC Communications, 5.30%, 11/15/10	1,875	1,873,050
Time Warner, Inc., 5.88%, 11/15/16	800	785,302
Verizon New Jersey, Inc., 5.88%, 1/17/12	1,400	1,423,590

		4,081,942

Utilities - Electrical & Electronic—0.4%
Public Service Co. of Colorado, 4.38%, 10/1/08	650	644,163

TOTAL CORPORATE BONDS (Cost $38,487,088)		38,131,233

FOREIGN BONDS—4.0%
Corporate Bonds—3.4%
Cia Brasileira de Bebida, 8.75%, 9/15/13	725	821,063
Cosan SA Industrial, 9.00%, 11/1/09 (b)	725	763,969
Hutchison Whampoa International, 5.45%, 11/24/10 (b)	900	900,288
Petrobas International Financial Co., 6.13%, 10/6/16	900	887,625
Royal Caribbean Cruises, 8.75%, 2/2/11	775	826,749
Vale Overseas Limited, 6.25%, 1/23/17	925	933,417

		5,133,111

Sovereign—0.6%
Brazil de Republic, 9.25%, 10/22/10	725	799,312

TOTAL FOREIGN BONDS (Cost $5,743,724)		5,932,423

COMMERCIAL MORTGAGE BACKED SECURITIES—6.2%
Bear Stearns Commercial Mortgage Securities, 5.71%, 6/11/40 (b)(c)	760	586,545
CD 2006-CD3 AAB, 5.61%, 10/15/48	1,725	1,721,309
Commercial Mortgage 2006-C8 A2B, 5.25%, 12/10/46	1,750	1,734,477

	Shares/ Par (000)	Value
COMMERCIAL MORTGAGE BACKED SECURITIES—Continued
Commercial Mortgage 2007-CD4 ASB, 5.28%, 12/11/49	$3,085	$3,019,752
J.P. Morgan Chase Commercial Mortgage Securities(b)(c)
5.74% , 2/12/49	750	538,733
6.00% , 6/15/49	780	561,600
LB-UBS Commercial Mortgage Securities, BUBS 2006-C6 AAB, 5.34%, 9/15/39	1,250	1,233,125
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $9,866,145)		9,395,541

U.S. TREASURY NOTES—7.7%
Notes
6.75%, 8/15/26	750	922,440
4.38%, 12/15/10	1,500	1,508,790
4.50%, 2/15/09(a)	2,000	2,008,440
4.88%, 8/15/16(a)	1,800	1,845,432
STRIPS
0.00%, 11/15/13	4,800	3,680,400
0.00%, 11/15/22	3,375	1,597,928
TOTAL U.S. TREASURY NOTES (Cost $11,220,799)		11,563,430

MONEY MARKET FUND —1.2%
Victory Institutional Money Market Fund	1,857,645	1,857,645

TOTAL MONEY MARKET FUND (Cost $1,857,645)		1,857,645

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—3.7%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)	5,590	5,590,258

TOTAL INVESTMENT IN SECURITIES — 103.7% (Cost $157,352,628) (d)		156,210,107
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(5,573,643)

NET ASSETS — 100.0%		$150,636,464

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I and 3 in Notes to Schedules of Portfolio Investments.)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Adviser, using procedures adopted by the Board of Directors, has deemed these securities liquid.

(c)	Variable or floating rate security. Rate disclosed is as of August 31, 2007.

(d)	Aggregate cost for Federal income tax purposes is $157,390,101. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,149,805
Excess of tax cost over value	$(2,329,799)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Maryland Tax-Exempt Bond Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—98.6%
District of Columbia—3.0%
Washington D.C., Metro Area, Transit Authority, RB, Refunding, INS: MBIA, 5.00%, 1/1/12	$500	$525,515
Washington D.C., Metropolitan Transit Authority, Gross Revenue INS: MBIA, 5.00%, 7/1/10	300	310,263
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC, 6.00%, 7/1/09	600	624,174

		1,459,952

Maryland—88.3%
Annapolis, GO, CPI, 5.00%, 11/1/16	440	449,654
Anne Arundel County, GO
5.00%, 3/1/16	750	791,925
4.13%, 3/1/23	1,285	1,224,759
4.13%, 3/1/23	810	772,027
Anne Arundel County, GO, Prerefunded 3/1/12 @ 100, 5.25%, 3/1/18	1,000	1,063,990
Baltimore City, Construction, Public Improvements, GO, INS: AMBAC, 5.00%, 10/15/19	715	754,447
Baltimore City, GO, INS: MBIA, 7.00%, 10/15/10	450	493,794
Baltimore City, RB, Waste Water Project, INS: FGIC, 5.00%, 7/1/22	1,000	1,063,210
Baltimore City, RB, Waste Water Project, INS: MBIA, Prerefunded 7/1/15 @ 100, 5.00%, 7/1/21	1,000	1,073,490
Baltimore County, GO
5.00%, 8/1/11	750	788,190
5.13%, 8/1/12	500	511,420
Baltimore County, RB, Catholic Health, 5.00%, 9/1/21	500	511,995
Baltimore Maryland Gas & Electric, 3.88%, 9/6/07	1,200	1,200,000
Charles County, GO, 5.00%, 3/1/12	1,000	1,053,730
Frederick County, GO, Public Facilities, 5.00%, 8/1/17	1,730	1,847,415
Harford County, GO, 5.00%, 7/15/20	600	630,186
Harford County, GO, CPI, UT, 5.00%, 12/1/14	125	127,840
Maryland Environmental Services-Cecil County, RB, Landfill Project
5.13%, 9/1/10	180	184,885
5.30%, 9/1/12	250	259,927
Maryland State And Local Facilities, 5.00%, 8/1/16	2,000	2,116,060
Maryland State Community Development Administration, 3.70%, 9/1/09	1,000	998,860
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA
5.13%, 6/1/17	325	331,129
5.15%, 6/1/22	390	396,653
Maryland State Economic Development Corporation, 4.02`%, 2/1/34 (a)	850	850,000
Maryland State Economic Development, RB, Corporate Lease, Maryland Department of Transportation Headquarters, 5.00%, 6/1/15	450	`473,076
Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC, 5.38%, 7/1/14	490	518,082
Maryland State Health & Higher Education, RB, Peninsula Medical Center, 5.00%, 7/1/19	500	515,800
Maryland State Health & Higher Education, RB, VRDB, Pooled Loan Program, LOC: Banc One, 3.87%, 4/1/35 (a)	500	500,000
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA, 5.30%, 10/1/18	460	506,994
Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Prerefunded 7/1/09 @ 101, 6.00%, 7/1/39	500	525,275
Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Refunding, 5.63%, 7/1/17	500	510,650
Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care
5.50%, 7/1/13	1,650	1,747,828
5.38%, 7/1/32	500	509,410
Maryland State Health & Higher Educational Facilities Authority, RB, Carroll Hospital Center, 5.00%, 7/1/36	1,000	939,020
Maryland State Health & Higher Educational Facilities Authority, RB, Goucher College, 5.38%, 7/1/25	500	515,935
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital, 5.13%, 7/1/20	500	514,035
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University, 5.13%, 7/1/11	600	618,624
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University
5.25%, 7/1/16	750	772,605
5.25%, 7/1/17	500	515,025

	Shares/ Par (000)	Value
Maryland State Health & Higher Educational Facilities Authority, Suburban Hospital, RB, 5.50%, 7/1/16	$750	$793,590
Maryland State Health & Higher Educational Facilities Authority, University of MD Med System, 4.50%, 7/1/26	200	184,644
Maryland State Health & Higher Educational Facilities Authority, Western MD Health System, INS: MBIA, FHA, 5.00%, 7/1/21	750	783,120
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics, 5.25%, 12/15/14	500	526,935
Maryland State Industrial Development, RB, National Aquarium Baltimore, 5.50%, 11/1/17	750	800,820
Montgomery County Economic Development, RB, VRDB, Georgetown Prep, LOC: Bank of America, 4.00%, 6/1/35 (a)	500	500,000
Montgomery County Revenue Authority, RB, Olney Indoor Swim Project, 5.25%, 10/1/12	200	200,128
Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group, 5.50%, 12/1/16	930	977,542
Montgomery County, RB, Housing Opportunity Community Housing, Multi-Family, Avalon Knoll, FNMA, 5.70%, 7/1/10	150	152,301
New Baltimore School Board, RB, 5.13%, 11/1/14	455	472,881
Prince Georges County IDA, RB, Upper Marlboro Justice, INS: MBIA
5.00%, 6/30/17	500	524,910
5.00%, 6/30/19	710	742,000
Prince Georges County, RB, IDA, Hyattsville District Court Facility, 6.00%, 7/1/09	675	675,668
Queen Anne’s County, GO, INS: FGIC, 5.00%, 11/15/10	400	416,000
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital, 5.00%, 10/1/09	880	902,238
St. Mary’s College, RB, INS: AMBAC, 5.00%, 9/1/22	995	1,038,253
Talbot County, GO, 5.00%, 3/15/12	480	504,970
Washington County, GO, INS: FGIC, 5.00%, 1/1/16	675	692,003
Washington County, GO, INS: FGIC, Prerefunded 1/1/10 @ 101, 5.50%, 1/1/20	300	314,922
Washington Suburban Sanitary District, GO
5.00%, 6/1/19	680	718,808
5.00%, 6/1/20	1,000	1,052,330
Washington Suburban Sanitary District, GO, General Construction, Prerefunded 6/1/10 @ 100, 5.25%, 6/1/24	440	458,049
Westminster Educational Facilities Revenue, RB, McDaniel College
5.00%, 11/1/21	160	161,277
5.00%, 11/1/23	240	239,983
Wicomico County, GO, INS: FGIC, 5.00%, 2/1/15	755	765,970

		43,777,287

Puerto Rico— 4.3%
Puerto Rico Commonwealth, Public Improvements, GO, INS: MBIA, 5.25%, 7/1/21	1,000	1,063,490
Puerto Rico Electric Power Authority, Power, RB, INS: MBIA, 5.00%, 7/1/19	1,000	1,052,810

		2,116,300

Virgin Islands— 3.0%
Virgin Islands Public Facilities Authority Revenue, 5.50%, 10/1/07	1,500	1,501,585

TOTAL MUNICIPAL BONDS (Cost $48,583,799)		48,855,124

MONEY MARKET FUND —0.6%
Goldman Sachs Financial Square Tax-Free Money Market Fund	301,530	301,530

TOTAL INVESTMENT IN SECURITIES — 99.2% (Cost $48,885,329) (b)		49,156,654
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		407,086

NET ASSETS — 100.0%		$49,563,740

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2007.

(b)	Aggregate cost for Federal income tax purposes is $48,885,329. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$602,494
Excess of tax cost over value	$(331,169)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Tax-Exempt Limited Maturity Bond Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—98.8%
Alaska—2.4%
Valdez Alaska Marine Terminal, 3.94%, 7/1/37 (a)	$1,400	$1,400,000

Arizona—4.4%
Arizona School Facilities Board, RB, Prerefunded 7/1/11 @ 100, 5.50%, 7/1/12	1,395	1,485,187
University of Arizona, RB, INS: FSA, 5.25%, 6/1/09	1,050	1,077,457

		2,562,644

California—4.0%
California State, 5.00%, 3/1/12	2,200	2,310,770

Colorado—1.8%
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC, 5.25%, 11/1/11	1,000	1,060,330

Florida—16.1%
Brevard County, Health Facilities Authority, INS: MBIA, 5.63%, 10/1/14	2,550	2,553,366
Canaveral Port Authority, RB, INS: FGIC, 5.70%, 6/1/13	280	283,172
Cape Coral Water & Sewer, RB, INS:AMBAC, 5.00%, 10/1/15	1,205	1,288,254
Florida State Division of Bond Finance Dept. General Services, RB, INS: FSA, 5.25%, 7/1/13	1,810	1,847,901
Highlands County Health, 6.00%, 11/15/31, Prerefunded 11/15/11 @ 101	1,300	1,419,886
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 4.05%, 7/1/37 (a)	1,000	1,000,000
St. Lucie County, RB, INS: MBIA, 5.50%, 4/1/10	1,000	1,023,840

		9,416,419

Hawaii—2.4%
Hawaii St, 5.00%, 10/1/12	1,340	1,417,948

Illinois—2.7%
Chicago Illinois Park District, 5.50%, 1/1/20, Prerefunded 7/1/11 @ 100	1,500	1,596,975

Maryland—4.5%
Anne Arundel County, GO, 5.00%, 3/1/14	1,000	1,068,430
Maryland State Health & Higher Education, RB, Johns Hopkins Hospital, 5.00%, 5/15/10	500	513,650
Prince Georges County, GO, CPI, INS: FSA, 5.50%, 5/15/09	1,000	1,030,240

		2,612,320

Massachusetts—3.1%
Massachusetts, GO, ETM, 6.50%, 8/1/08	1,770	1,814,144

Michigan—4.9%
Michigan State Building Authority, RB, 5.25%, 10/15/13	1,030	1,058,500
Woodhaven Brownstown Mich Sch Dist, 5.38%, 5/1/16, prerefunded 5/1/12 @ 100	1,710	1,832,128

		2,890,628

Nevada—1.9%
Nevada State Rfdg-Ser A, 5.00%, 7/1/13	1,080	1,103,123

New Jersey—2.8%
New Jersey State Transportation, RB, ETM, INS: MBIA, 6.50%, 6/15/10	1,500	1,611,435

New York—9.6%
New York City, GO
5.00%, 8/1/09	1,130	1,157,798
5.00%, 8/1/10	2,000	2,069,260
5.00%, 8/1/11	1,000	1,044,990
New York State Tobacco Settlement Financing Corporation, 5.50%, 6/1/16	1,300	1,349,348

		5,621,396

North Carolina—2.3%
University of North Carolina, RB, 5.00%, 12/1/11	1,250	1,315,150

Oregon—2.1%
Oregon State, GO, 5.25%, 10/15/13	1,145	1,222,517

Pennsylvania—10.3%
Allegheny County Higher Ed Building Authority, RB, VRDB, Carnegie-Mellon University, SPA: Landesbank Hessen-Thueringen Girozentrale, 4.00%, 12/1/33 (a)	500	500,000
Pennsylvania State Higher Eductation, RB, INS: MBIA, Prerefunded 6/1/10 @ 100, 5.50%, 6/1/18	1,430	1,497,896
Pennsylvania State, GO, 5.00%, 7/1/14	1,800	1,920,834
University Of Pittsburgh Of The Commonwealth System of Higher Education, PA, 5.00%, 8/1/10	2,000	2,069,820

		5,988,550

Puerto Rico—2.8%
Government Development Bank of Puerto Rico 4.20%, 11/5/07	500	499,830

	Shares/ Par (000)	Value
MUNICIPAL BONDS—Continued
Puerto Rico—Continued
4.25%, 11/8/07	$1,125	$1,125,472

		1,625,302

South Carolina—8.8%
Berkeley County Pollution Control Facilities, RB, VRDB, Amoco Chemical Company Project, 3.94%, 7/1/12 (a)	700	700,000
Lexington Cnty Sc Health Svcs Dist Inc Hosp, 5.00%, 11/1/17	1,250	1,279,938
Richland County School District, GO, INS: FSA, 5.00%, 3/1/09	1,595	1,625,688
South Carolina Public Service Authority, RB, INS: FSA, 5.00%, 1/1/13	1,460	1,542,913

		5,148,539

Tennessee—1.7%
Shelby County, GO, 5.00%, 4/1/09	1,000	1,019,500

Texas— 4.8%
Corpus Christi Texas Independent School District, 5.00%, 8/15/11	740	741,732
Houston Texas Tax & Revenue, 5.00%, 3/1/15	1,000	1,063,490
Texas Water Dev Brd Rev, 3.99%, 7/15/19 (a), SPA: JP Morgan Chase	1,000	1,000,000

		2,805,222

Virginia—5.4%
Northern Virginia Transportation District, RB, INS: FSA, 5.38%, 7/1/14	1,000	1,032,460
Virginia State, GO, RB, 5.00%, 6/1/13	2,000	2,133,220

		3,165,680

TOTAL MUNICIPAL BONDS (Cost $57,679,413)		57,708,592

MONEY MARKET FUND —0.3%
Goldman Sachs Financial Square Tax-Free Money Market Fund	177,310	177,310

TOTAL MONEY MARKET FUND (Cost $177,310)		177,310

TOTAL INVESTMENT IN SECURITIES — 99.1% (Cost $57,856,723) (b)		57,885,902
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		530,127

NET ASSETS — 100.0%		$58,416,029

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2007.

(b)	Aggregate cost for Federal income tax purposes is $57,856,723. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$191,775
Excess of tax cost over value	$(162,596)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

National Tax-Exempt Bond Fund

Schedule of Portfolio Investments

August 31, 2007

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—96.6%
Alabama— 1.3%
Auburn University, RB, General Fee Revenue, INS:MBIA, 5.50%, 6/1/13	$1,000	$1,060,100

California—13.3%
California Health Facilities Financing Authority, 4.95%, 7/1/26	1,800	1,852,344
California State
5.00%, 12/1/15	2,000	2,137,640
5.00%, 10/1/18	3,000	3,160,890
Glendale California Unified School District, 5.25%, 9/1/17	1,500	1,579,335
Western Riverside County Water & Wastewater Finance Authority, RB, Series A, INS: MBIA, 5.00%, 9/1/30	2,000	2,033,300

		10,763,509

Colorado—2.6%
Adams State College, RB, INS: MBIA, 5.25%, 5/15/24	1,000	1,046,990
Denver City and County, GO, 6.00%, 10/1/10	1,000	1,066,780

		2,113,770

Florida—8.0%
Fleming Island Plantation Community, 7.38%, 5/1/31, Prerefunded 5/1/2010	2,000	2,199,080
Lee County Transit Facilities Revenue, RB, INS: AMBAC, 5.50%, 10/1/14	1,000	1,063,160
Miami-Dade Ed Facilities Authority, RB, University of Miami, INS:AMBAC, 5.00%, 4/1/22 Prerefunded 4/1/14 @ 100	1,000	1,064,400
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 4.05%, 7/1/37 (a)	2,200	2,200,000

		6,526,640

Georgia—4.9%
Atlanta Airport, RB, INS: FGIC
5.75%, 1/1/14	2,000	2,101,820
5.88%, 1/1/16	1,760	1,850,834

		3,952,654

Illinois—4.6%
Chicago, GO, INS: AMBAC, 6.25%, 1/1/13	1,000	1,116,480
Illinois Educational Facilities Authority Student Housing, 6.00%, 5/1/22, Prerefunded 5/1/2012 @ 101	1,000	1,104,100
Illinois State: FSA, 5.50%, 4/1/16	1,450	1,542,510

		3,763,090

Louisiana—3.1%
Louisiana Public Facilities, RB, INS: FSA, 5.50%, 8/1/17	2,365	2,497,251

Maryland—1.7%
Maryland State Health & Higher Education, RB, Peninsula Medical Center, 5.00%, 7/1/20	1,325	1,361,053

Massachusetts—4.8%
Massachusetts State: SPA: Dexin 4.03%, 3/1/26 (a)	1,200	1,200,000
Massachusetts State School Building Authority, Dedicated Sales Tax Revenue: FSA, 5.00%, 8/15/17	1,500	1,590,720
Pembroke, GO, INS: FGIC, 5.50%, 11/15/20	1,000	1,066,200

		3,856,920

Michigan—5.4%
Detroit Sewer Disposal, RB, INS: MBIA, 5.00%, 7/1/12	1,000	1,056,430
Michigan State Board Authority, RB, Clean Water, 5.25%, 10/1/18	2,000	2,109,920
Southfield Library, RB, INS: MBIA, 5.00%, 5/1/17	1,135	1,202,237

		4,368,587

New York—7.8%
New York State Environmental Facility Corp. Station Clean Water & Drinking, 5.25%, 6/15/16	1,350	1,429,866
New York State Environmental Facility, RB, 6.00%, 6/15/18	1,775	1,844,190
New York State Tobacco Settlement Financing Corporation, 5.50%, 6/1/16	1,690	1,754,152
New York, NY, 5.00%, 8/1/11	1,250	1,306,238

		6,334,446

North Carolina—3.9%
North Carolina Medical Care Commission Health System Revenue, GO, Mission Health Combined Group, 5.00%, 10/1/22	1,000	1,014,190

	Par (000)	Value
MUNICIPAL BONDS—Continued
North Carolina—Continued
Orange County North Carolina, GO, 5.25%, 4/1/16	$2,000	$2,172,760

		3,186,950

Oklahoma—3.8%
Oklahoma City, GO, INS: FGIC, 5.00%, 3/1/14	2,980	3,126,288

Oregon—2.5%
Oregon State Bond Bank, RB, INS: MBIA, 5.50%, 1/1/18	2,000	2,049,380

Pennsylvania—12.1%
Allegheny County Sanitation Authority, RB, INS: MBIA, 5.75%, 12/1/13	1,150	1,230,385
Chester County, GO, 5.50%, 11/15/15	2,235	2,379,113
Mifflin County, GO, INS: FGIC, 5.63%, 9/1/28	2,000	2,112,680
Mifflin County, Pennsylvania, Hospital Authority, 6.00%, 7/1/15, Prerefunded 1/1/11 @ 101	1,895	2,042,412
University Of Pittsburgh Of The Commonwealth System of Higher Education, PA, 5.00%, 8/1/10	2,000	2,069,820

		9,834,410

Puerto Rico—2.8%
Government Development Bank Of Puerto Rico, 4.20%, 11/5/07	2,250	2,249,235

South Carolina—6.7%
Columbia COPs, INS: AMBAC, 5.25%, 6/1/17	2,095	2,230,169
Lexington County, South Carolina, Health Services District, Inc.
5.00%, 11/1/18	1,000	1,015,860
5.50%, 5/1/32, Prerefunded 5/1/14 @ 100	2,000	2,182,220

		5,428,249

Texas—4.6%
Austin Texas Independent School District, 5.00%, 8/1/16	2,500	2,668,275
Northside Texas Independent School District, 5.00%, 2/15/26, Prerefunded 2/15/11 @ 100	1,035	1,079,143

		3,747,418

Washington—2.7%
Energy Northwest Washington Electric, 5.50%, 7/1/15	2,000	2,203,920

TOTAL MUNICIPAL BONDS (Cost $78,392,625)		78,423,870

MONEY MARKET FUND —0.4%
Goldman Sachs Financial Square Tax-Free Money Market Fund	291,450	291,450

TOTAL MONEY MARKET FUND (Cost $291,450)		291,450

TOTAL INVESTMENT IN SECURITIES — 97.0% (Cost $78,684,075) (b)		78,715,320
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%		2,436,506

NET ASSETS — 100.0%		$81,151,826

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2007.

(b)	Aggregate cost for Federal income tax purposes is $78,684,076. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$491,788
Excess of tax cost over value	$(460,544)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

INVESTMENT ABBREVIATIONS

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
CL	Class
COP	Certificate of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
GDR	Global Depository Receipt
GO	General Obligation
IDA	Industrial Development Agency
INS	Insured
LIQ	Liquidity Facility
LLC	Limited Liability Co.
LOC	Letter of Credit
MBIA	Municipal Bond Investor Assurance
PCRB	Pollution Control Revenue Bond
PLC	Public Liability Co.
RB	Revenue Bond
SPA	Standby Purchase Agreement
STRIPS	Separately Traded Registered Interest and Principal Securities
UT	Unlimited Tax
VRDB	Variable Rate Demand Bond

Mercantile Funds, Inc.

Notes to Schedules of Portfolio Investments

August 31, 2007

(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of Incorporation of the Company authorize the Board of Directors to issue up to twenty billion shares, having a par value of $0.001 per share. The Company is a series mutual fund which currently issues shares of common stock representing interests in fourteen investment portfolios: the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”), the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”), and the Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds,” individually, each a “Fund”).

The preparation of Schedules of Portfolio Investments (“Schedules”) in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

The price of each share class of each Fund is calculated as of the close of trading on the New York Stock Exchange. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A)	Security Valuation: Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at fair value in accordance with procedures established by the Board of Directors. The Board of Directors of the Company has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations no longer represent the fair value of the foreign securities held by the International Equity Fund and may require fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, the International Equity Fund utilizes data furnished by an independent pricing service. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share on the day of valuation. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

B)	Security Transactions and Investment Income: Security transactions are accounted for on the trade date on financial reporting dates. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C)	Repurchase Agreements: Each Fund, except the Tax-Exempt Money Market Fund, the Tax-Exempt Limited Maturity Bond Fund, the Maryland Tax-Exempt Bond Fund, and the National Tax-Exempt Bond Fund, may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value greater than or equal to 102% of the repurchase agreement.

D)	Foreign Securities: Investing in foreign securities is subject to certain risks such as currency exchange rate volatility, possible political, social, or economic instability, foreign taxation and/or differences in auditing and other financial standards. The Funds are subject to foreign income taxes by certain countries in which they invest. Foreign income taxes are accrued by the Funds and withheld from dividend and interest income. Gains realized upon disposition of certain foreign securities held by the International Equity Fund may be subject to capital gains tax in that particular country. The tax on realized gains is paid prior to repatriation of sales proceeds. As applicable, the International Equity Fund accrues a deferred tax liability for net unrealized gains on securities subject to a capital gains tax.

E)	Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

F)

Forward Foreign Currency Contracts: The International Equity Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of the Fund’s investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

G)	Forward Interest Rate Swap Contracts: The Bond Funds may enter into forward interest rate swap contracts in order to hedge their exposure to changes in interest rates on their debt portfolio holdings. All commitments are marked-to-market daily at the applicable interest rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included as a component of realized gain or loss. Such contracts, which protect the value of the Fund’s investment securities against an increase in interest rates, do not eliminate fluctuations in the underlying prices of the securities, but its characteristics are such that the contract’s price tends to move in the opposite direction of the underlying bonds in the portfolio. Also, although such contracts tend to minimize the risk of loss due to an increase in interest rates, at the same time they tend to limit any potential gain that might be realized should interest rates decrease. There were no outstanding forward interest rate swap contracts outstanding as of August 31, 2007.

H)	Interest Rate Swap Agreements: The Bond Funds may invest in interest rate swap agreements for the purpose of hedging against changes in interest rates. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked-to-market daily based upon quotations from market makers. Net payments of interest are recorded as realized gain or loss. Entering into interest rate swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedules. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. There were no outstanding interest rate swap contracts outstanding as of August 31, 2007.

I)	Securities Lending: Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund lends its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for the International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in certain high quality, liquid investments. Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. The Company has the right under the securities lending agreement to recover the loaned securities from the borrower on demand.

At August 31, 2007, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at that date owned a pro-rata portion of the securities listed below.

	Par	Value
TIAA Real Estate CDO Trust Ltd., 5.53%, 9/28/07	$16,500,077	$16,500,077
Commodore CDO II., 5.44%, 12/12/38	5,929,363	5,929,363
Citrus I Funding, 5.35%, 9/12/07	19,716,000	19,455,749
Ranger, 5.78%, 9/10/07	20,000,000	20,047,972
Rhineland Funding Capital Corp, 5.39, 10/5/07	20,303,000	20,200,989
Winfun, 5.77%, 9/4/07	20,000,000	19,929,722
Allstate Life Global Funding II, 5.65%, 7/15/08	4,000,000	4,000,000
American General Financial Corp, 5.66%, 7/15/08	10,000,000	10,000,000
Angiri, 5.36, 7/7/08	20,000,000	20,000,000
BCPN Finance, 5.37%, 7/2/08	20,000,000	20,000,000
Bear Stearns Co., Inc., 5.67%, 9/15/08	22,000,000	22,000,000
Genworth Financial, 5.67%, 7/15/08	10,000,000	10,000,000
Irish Life & Permanent PLC, 5.56%, 7/21/08	7,000,000	6,998,600
Jackson National Life Funding, 5.38%, 7/1/08	10,000,000	10,000,000
Natixis, 5.63%, 7/15/08	20,000,000	19,995,654
Northern Rock PLC, 5.39%, 7/3/08	12,000,000	12,000,000
SLM Corp., 5.62%, 4/14/08	20,000,000	20,000,000
Caixa Catalunya, 5.39%, 8/7/08	20,000,000	20,000,000
CAJAME, 5.37%, 7/3/08	20,000,000	20,000,000
CIT Group, 5.38%, 4/18/08	25,000,000	25,000,000
Dekabank, 5.40%, 7/21/08	15,000,000	14,997,000
KKR Atlantic, 5.76%, 10/17/07	10,000,000	10,000,000
Rams Funding II LLC,, 5.76%, 2/11/08	17,469,498	17,469,498
AGY AAA TRIREPO 5.25%, 9/4/07	9,348,000	9,348,000
AGY AAA LEH 5.25%, 9/4/07	90,000,000	90,000,000

Securities Legend

CDO	Collaterized Debt Obligation
LLC	Limited Liability Co.
PLC	Public Liability Co.

J)	The Diversified Real Estate Fund invests primarily in the securities of companies principally engaged in the real estate business, which are subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the country, different regions and local markets, and the strength of specific industries renting properties.

K)	The Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Certain investments owned by the Funds (primarily the Tax-Exempt Money Market Fund, the Maryland Tax-Exempt Bond Fund, the Tax-Exempt Limited Maturity Bond Fund and the National Tax-Exempt Bond Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or (for the Tax-Exempt Money Market Fund) may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares.

L)	In the normal course of business the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2.	FORWARD FOREIGN CURRENCY CONTRACTS

A summary of forward foreign currency contracts in the International Equity Fund which were outstanding at August 31, 2007 is as follows:

Delivery Dates	Sell	Buy	Net Unrealized Appreciation/ (Depreciation)
9/4/2007	EUR 22,403	USD 30,771	$250
9/4/2007	EUR 43,215	USD 59,356	482
11/20/2007	USD 1,700,432	AUD 1,331,182	56,502
9/24/2007	USD 1,786,128	GBP 896,914	21,299
9/4/2007	USD 120,403	JPY 14,012,460	704
10/31/2007	USD 2,811,283	JPY 329,566,686	60,647
11/8/2007	USD 9,019,692	JPY 1,051,696,101	154,037

			$293,921

11/20/2007	AUD 1,331,182	USD 1,042,114	$(44,232)
11/20/2007	AUD 1,700,432	USD 1,331,182	(56,502)
11/20/2007	AUD 8,179,339	USD 6,366,446	(308,524)
11/19/2007	CAD 2,654,857	USD 2,469,520	(48,922)
9/24/2007	CZK 24,728,422	USD 1,165,281	(54,691)
9/4/2007	EUR 18,594	USD 25,148	(183)
9/5/2007	EUR 37,784	USD 51,103	(375)
9/4/2007	EUR 54,094	USD 73.632	(62)
11/19/2007	HUF 218,389,299	USD 1,132,713	(24,479)
11/19/2007	HUF 176,520,155	USD 935,337	(29,167)
11/23/2007	HUF 246,032,842	USD 1,274,782	(28,610)
11/19/2007	HUF 793,540,639	USD 4,077,766	(127,013)
11/20/2007	MXN 28,008,802	USD 2,469,520	(59,196)
11/19/2007	PLN 19,145,786	USD 6,722,301	(118,917)
11/19/2007	PLN 4,336,526	USD 1,527,796	(21,742)
11/19/2007	PLN 4,356,158	USD 1,527,796	(28,757)
11/19/2007	TRY 2,516,677	USD 1,741,717	(145,477)
9/21/2007	TRY 970,161	USD 722,491	(19,589)
9/4/2007	USD 16,410	JPY 1,887,183	(100)
11/20/2007	USD 2,419,912	JPY 269,808,484	(62,973)
11/20/2007	USD 2,420,002	JPY 269,980,304	(61,562)
11/20/2007	USD 3,414,065	JPY 381,094,956	(84,971)
9/4/2007	USD 35,483	JPY 4,080,515	(216)
9/4/2007	USD 42,579	JPY 4,896,618	(259)
11/19/2007	USD 631,159	CAD 664,030	(1,249)
9/4/2007	USD 94,271	EUR 68,635	(765)

			$(1,328,533)

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	European Union Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
JPY	Japanese Yen
PLN	Polish Zlotych
TRY	Turkish Lira
USD	U.S. Dollar

3.	SECURITIES LENDING

At August 31, 2007, the value of securities loaned and collateral was as follows:

	Value of Securities Loaned	Value of Collateral
Prime Money Market Fund	$30,697,749	$31,348,340
Government Money Market Fund	34,041,673	34,692,771
Growth & Income Fund	138,401,207	142,457,395
Equity Income Fund	21,305,211	21,995,815
Equity Growth Fund	12,679,703	13,020,033
Capital Opportunities Fund	77,711,090	80,073,715
International Equity Fund	34,220,838	36,019,800
Diversified Real Estate Fund	74,117,025	76,038,327
Limited Maturity Fund	22,417,726	22,854,836
Total Return Bond Fund	5,485,334	5,590,258

4.	Restricted and Illiquid Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

At August 31, 2007 the Mercantile International Equity Fund held restricted securities that were illiquid, representing 0.12% of net assets, as follows:

Security	Acquisition Date	Acquisition Cost ($)	Shares	Value($)
Open Investments	4/26/07	169,625	575	163,875
Silvinit	5/11/07	75,093	402	105,726
TNK-BP Holding	1/29/07	67,500	6	104,400
URSA Bank OJSC	4/11/07	389,751	165,848	323,404
Wumart Stores, Inc.	9/2/04	1,024,984	294,524	257,169

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
President

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
President

Date:	October 30, 2007

By:	/s/ Jennifer E. Spratley
Jennifer E. Spratley
Treasurer

Date:	October 30, 2007